SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549

    FORM  N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Post-Effective Amendment No. 17                                      X

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No. 19                                                     X

    WILLIAM PENN INTEREST INCOME FUND     FILE NO. 14609
    (Exact Name if registrant as specified in charter)

    2650 Westview drive, Wyomissing, PA  19610
    (Address of principal executive offices)

    610.670.1031
    (Registrant's telephone number)

    Dennis J. Westley, 2650 Westview Drive, Wyomissing, PA  19610
    (name and address of agent for service)


    It is proposed that this filing will become effective:
      X               immediately upon filing pursuant to paragaph
                      (b) of rule 485





                    CROSS REFERENCE SHEET
N-1A Item No.                                     Location
                         Part A


Item 1    Cover Page                         Cover Page
Item 2    Synopsis                           Prospectus Summary
Item 3    Condensed Financial Information    Financial Highlights
Item 4    General Description of Registrant  Fund Organization,
                                             Investment Objectives
Item 5    Management of the Fund             Management of the Fund
Item 6    Capital Stock & Other Securities   Fund Organization
Item 7    Purchase of Securities Being       How to Buy Shares Offered
Item 8    Redemption or Repurchase           How to Redeem Shares
                                             How to Transfer Shares
Item 9    Pending Legal Proceedings          General Information

                         PART B
Item 10   Cover Page                         Cover Page
Item 11   Table of Contents                  Table of Contents
Item 12   General Information and History    General Information
Item 13   Investment Objectives & Policies   Investment Objectives
                                             And Policies
Item 14   Management of the Fund             Management of the Fund
Item 15   Control Persons and Principal
          Holders of Securities              Not applicable
Item 16   Investment Advisory and Other      Investment Advisor,Sub-
          Services                           Advisor, Transfer Agent
Item 17   Brokerage Allocation               Portfolio Transactions
Item 18   Capital Stock & Other Securities   General Information
Item 19   Purchase, Redemption and Pricing   Additional Purchase
            of Securities being Offered      and Redemption
                                             Information
Item 20   Tax Status                         Additional Information
                                             Concerning taxes
Item 21   Underwriters                       Distributor
Item 22   Calculation of Performance Data    Yield and Total Return
                                             Calculations
Item 23   Financial Statements               Independent Auditors and
                                             Financial Statements







  THE WILLIAM PENN FUNDS

  SHAREHOLDER SERVICES:
  610-670-1031
  1-800-523-8440
  P.O. Box 1419
  Reading, Pennsylvania  19603

  Overnight Mail:
  2650 Westview Drive
  Wyomissing, PA 19610

  WILLIAM PENN INTEREST INCOME FUNDS

  P R O S P E C T U S

  Table of Contents

  Fund Expenses                                        2
  Financial Highlights                                 3
  Fund Organization                                    6
  Investment Objectives and Policies                   7
  Management of the Fund                              12
  Performance Information                             14
  Yield Information                                   16
  Risk Factors                                        16
  Dividends, Capital Gains Distributions, and Taxes   17
  How to Buy Shares                                   19
  How to Transfer Shares                              22
  How to Redeem Shares                                23
  Shareholder Services                                24
  General Information                                 26



  WILLIAM PENN INTEREST INCOME FUND

  Prospectus

The Board of Trustees of William Penn Interest Income Fund has approved an Agreement and Plan of Reorganization for the Fund pursuant to which the Fund's assets will be acquired by a similar Federated Fund. The William Penn Quality Income Fund shareholders will receive the equivalent value of their shares in the Federated Bond Fund. The William
Penn Money market Income Fund shareholders will receive the equivalent value of their shares in Federated Automated Cash Management. The William Penn New York Tax-Free Income Fund shareholders will receive the equivalent value of their shares in Federated New York Municipal income Fund. The Pennsylvania Tax-Free Income Fund shareholders will receive the equivalent value of their shares in Federated Pennsylvania Municipal Income Fund. The William Penn U.S. Government Income Fund shareholders will receive their shares in Federated Fund for U.S. Government Securities.

The Reorganization will be a tax-free exchange whereby the William Penn Interest Income Fund shareholders will become Federated shareholders, and after which William Penn Interest income Fund will terminate. William Penn Interest Income Fund shareholders will be asked to approve the Reorganization at a shareholders' meeting scheduled to be held on May 29, 1997. Shareholders have received a complete proxy statement describing the transaction. The Board of Trustees has recommended that William Penn Interest Income shareholders vote in favor of the Reorganization.

Federated Investors is a mutual fund group formed in 1955 and based in Pittsburgh, Pennsylvania. Federated serves as manager or administrator for mutual funds with an aggregate $110 billion in portfolio assets. Federated has a reputation for excellent customer service, and has invested in state-of-the-art technology to provide fund shareholders with comprehensive information. William Penn Interest Income Fund shareholders who become Federated shareholders through the Reorganization will have access to all funds in the Federated Family of Funds.

  The WILLIAM PENN INTEREST INCOME FUND (the "Fund") is an open-end, diversified management investment company, organized under Pennsylvania law as a common law trust. Currently, the Fund consists of five portfolios (the "Portfolios"), each of which represents a separate mutual fund with its own distinct investment objective and policies. The securities offered hereby are shares of beneficial interest in the Portfolios.

  U.S. GOVERNMENT SECURITIES INCOME PORTFOLIO seeks to provide a high level of current income from investments in obligations of the U.S. Government and its agencies and instrumentalities, consistent with the preservation of capital and the maintenance of liquidity.

  QUALITY INCOME PORTFOLIO seeks to provide the highest level of current income available from investment grade corporate bonds and other fixed-income securities, consistent with the preservation of capital and the maintenance of liquidity. All of the investments in this Portfolio will be in rated securities, and at least 70% will have one of the three highest grades assigned by Standard & Poor's Corporation or Moody's Investors Services, Inc.

  NEW YORK TAX-FREE INCOME PORTFOLIO seeks to provide a high level of current income exempt from both Federal income taxes and New York income and personal property taxes, without assuming any undue risk to income or principal. In pursuing this objective, the Portfolio will invest principally in investment grade state and city municipal obligations with varying terms of maturity.

  PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
  seeks to provide a high level of current income exempt from both Federal income taxes and Pennsylvania income and personal property taxes, without assuming any undue risk to income or principal. In pursuing this objective, the Portfolio will invest principally in investment grade Pennsylvania municipal obligations with varying terms of maturity.

  MONEY MARKET INCOME PORTFOLIO
  seeks to maximize current income available from investments in a variety of specific short-term instruments, consistent with the preservation of capital and the maintenance of liquidity. All investments of the Portfolio will have a maturity of one year or less, and the average maturity of this Portfolio will be 90 days or less. THIS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  This Prospectus is designed to set forth concisely the information that you should know before you invest, and should be retained for future reference. A "Statement of Additional Information" containing additional information about the Fund has been filed with the Securities and Exchange Commission. The Statement is dated April 30, 1997, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund, or by calling the Shareholder Services Department.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
  COMMISSION, NOR HAS ANY COMMISSION PASSED UPON THE ACCURACY OR
  ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Fund Expenses

  The following tables illustrate all expenses and fees that a shareholder of the respective Portfolios will incur and is intended to assist you in understanding the various costs and expenses that an investor in The Fund will bear directly or indirectly.
                                            Class            Class
Shareholder               Money               A                C
transaction Expenses     Market            Shares           Shares
Maximum Sales Charge
Imposed on Purchasers      None             4.75%             None
Sales Charge Imposed on
Reinvested Dividends       None              None             None
Deferred Sales Charge      None              None             1.0%(1)
Redemption Fee             None              None             None
Exchange Fee               None              None             None

(1) Only if shares are redeemed within 12 months or purchase. See "How to Buy Shares."

 The following table shows the actual expenses the respective Portfolios incurred in the last fiscal year, as a percentage of average net assets. New York Tax-Free shares were not publically offered the entire prior fiscal year but assumptions were made below as if they had been outstanding the entire year.

 Annual Fund Operating Expenses After Reimbursements/Waivers*

Class A and Class C        Management    12b-1   Other   Total Operating
Interest Income Portfolios     Fees       Fees  Expenses    Expenses

U.S. Government Securities A    0.65%     0.07%     0.28%     1.00%
U.S. Government Securities C    0.65%     0.46%     0.53%     1.64%
Quality Income A                0.50%     None      0.25%     0.75%
Quality Income C                0.50%     0.46%     0.53%     1.49%
New York Tax-Free Income A      0.00%     0.00%     0.00%     0.00%
Pennsylvania Tax-Free Income A  0.57%     None      0.28%     0.85%
Pennsylvania Tax-Free Income C  0.57%     0.75%     0.32%     1.64%
Money Market                    0.34%     None      0.31%     0.65%

Example
The following example illustrates the expenses that a shareholder would pay on a $1,000 investment after one year and over a period of three, five and ten years utilizing the actual expenses from the last fiscal year and assuming (1) a 5% annual rate of return and (2) redemption at the end of each period after deferred sales charge has expired.

Class A and Class C
Interest Income
Portfolios                     1 Year   3 Years   5 Years  10 Years
U.S. Government Securities A    $  57     $  78    $  100    $  164
U.S. Government Securities C       17        52        89       194
Quality Income A                   55        70        87       136
Quality Income C                   26        47        81       178
New York Tax-Free Income A         57        76        98       159
Pennsylvania Tax-Free Income  A    56        73        92       147
Pennsylvania Tax-Free Income  C    17        52        89       194
Money Market                        7        21        36        81

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

  *Penn Square Management Corporation, the Advisor and Distributor of the Fund, reimbursed/waived a portion of the expenses/fees for the Money Market Income, the Pennsylvania Tax-Free Income, the New York Tax-Free Income, the Quality Income and the U.S. Government Securities Income Portfolios, respectively. If there had not been any waiver or reimbursement, the total operating expenses, as a percentage of average net assets, of each of the Portfolios in 1996 would have been 1.04% for the Money Market, 1.25% for the Pennsylvania Tax-Free, 1.22% for the Quality Income, 1.33% for the U.S. Government Securities and 1.08%
   For the New York Tax-Free.

   Financial Highlights

   The following information has been audited by Ernst & Young LLP, independent accountants, whose unqualified report thereon is included in the Fund's Annual Report to shareholders for the year ended December 31, 1996 and is incorporated by reference into the Statement of Additional Information. The following information should be read in conjunction with the other financial statements and notes thereto included in the Annual Report. Additional information about the Fund's performance is contained in the Annual Report which may be obtained without charge from the Fund.


                                                      Class C*
                                      U.S.
                                  Government                      Pennsylvania
                                  Securities          Quality         Tax-Free
                                      Income           Income           Income
                                 1996   1995      1996   1995      1996   1995
  Net Asset Value:
  Beginning of period          $10.80 $10.65    $10.59 $10.47    $11.31 $11.22
  Investment Operations:
  Net investment income         0.518  0.066     0.504  0.082     0.492  0.064
  Net realized and unrealized gain
  (loss) on investments        (0.240) 0.150    (0.120) 0.120    (0.280) 0.130
  Total from Investment
             Operations         0.278  0.216     0.384  0.202     0.212  0.194
  Distributions:
  Dividends from net
  investment income            (0.518)(0.066)   (0.504)(0.082)   (0.492)(0.064)
  Distributions from net realized
  gains on investments             -0-    -0-       -0-    -0-     -0-(0.04)
  Total Distributions          (0.518)(0.066)   (0.504)(0.082)   (0.492)(0.104)

  Net Asset Value:
  End of period                $10.56 $10.80    $10.47 $10.59    $11.03 $11.31
  Total Return:
  (excluding sales charge)       2.6% n/a(b)      3.7% n/a(b)      1.9% n/a(b)

  Net assets,
    end of period (000)           168     21       547    256     1,653    166

  Ratio of gross expenses to
  average net assets            1.97% n/a(b)     1.96% n/a(b)     2.05% n/a(b)

  Ratio of net expenses to
  average net assets            1.64% n/a(b)     1.49% n/a(b)     1.64% n/a(b)

  Ratio of net investment
  income to average net assets  5.13% n/a(b)     5.00% n/a(b)     4.49% n/a(b)

  Portfolio turnover rate (a)  478.4% 227.8%    525.0% 239.2%     24.3%  10.0%


 *Effective November 15, 1995, the Fund commenced offering Class C shares. All capital shares issued and outstanding as of November 15, 1995 were classified as Class A shares.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(b) Ratios not meaningful due to short period of operation of Class C shares.

  Financial Highlights

  For the years ended December 31, 1996, 1995, 1994, 1993, 1992, 1991,
  1990, 1989, 1988, and from October 12, 1987 to December 31, 1987
  (Commencement of Operations)



Pennsylvania Tax-Free Income Portfolio Class A
For a share outstanding throughout the year.
1996   1995   1994   1993   1992   1991   1990   1989   1988   1987

Net As set Value: Beginning of year
$11.31 $10.31 $11.40 $10.93 $10.71 $10.29 $10.34 $10.16 $9.95 $10.00

Investment Operations:
Net investment income
0.580  0.642  0.618  0.602  0.642  0.669   0.696  0.718  0.749 0.117
Net realized and unrealized gain (loss) on investments
(0.270)1.040 (1.090) 0.470  0.220  0.450  (0.010) 0.180  0.210(0.050)
Total from Investment Operations
0.310  1.682 (0.472) 1.072  0.862  1.119   0.686  0.898  0.959 0.067
Distributions:
Dividends from net investment income
(0.580)(0.642)(0.618)(0.602)(0.642)(0.669)(0.696)(0.718)(0.749)(0.117)
Distributions from net realized gains on investments
-0-   (0.040) -0-     -0-     -0-  (0.030)(0.040)   -0-  -0-     -0-
Total Distributions
(0.580)(0.682)(0.618)(0.602)(0.642)(0.699)(0.736)(0.718)(0.749)(0.117)

Net Asset Value: End of year
$11.04 $11.31 $10.31 $11.40 $10.93 $10.71 $10.29 $10.34 $10.16 $9.95

Total Return: (excluding sales charge)
 2.9% 16.7%  (4.2%) 10.0%  8.3% 11.3%  7.0%  9.1% 10.0% 0.7%

Net assets, end of period (000)
129726  123791  91954  89897  63386  44817  23880  19243  8645  368

Ratio of gross expenses to average net assets
1.25%   1.30%   n/a

Ratio of net expenses to average net assets
0.85%  0.85%  0.79%  0.65%  0.50%  0.32%  0.31%  0.20%  -0-  0.26%

Ratio of net investment income to average net assets
5.29%  5.84%  5.71%  5.31%  5.93%  6.33%  6.84%  6.92% 7.40% 6.38%

Portfolio turnover rate
24.3%  10.0%  15.3%   1.0%   1.3%  22.2%  33.3%   -0-   -0-  -0-






Money Market Income Portfolio Class A
For a share outstanding throughout the year.
1996  1995 1994 1993 1992 1991 1990 1989 1988 1987

Net Asset Value: Beginning of year
$1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Investment Operations:
Net investment income
 0.047  0.052 0.036   0.025  0.030  0.055  0.075  0.086  0.075  0.014
Net realized and unrealized gain/(loss) on investments
-0-    -0-    -0-    -0-    -0-    -0-    -0-    -0-    -0-     -0-
Total from Investment Operations
 0.047 0.052  0.036  0.025   0.030  0.055  0.075  0.086  0.075  0.014

Distributions:
Dividends from net investment income
(0.047) (0.052) (0.036)(0.025)(0.030)(0.055)(0.075)(0.086)(0.075)(0.014)
Distributions from net realized gains on investments
 -0-   -0-  -0-  -0-  -0-  -0-  -0-  -0-  -0-  -0-
Total Distributions
(0.047)(0.052) (0.036)(0.025)(0.030)(0.055)(0.075)(0.086)(0.075)(0.014)
Net Asset Value:  End of year
$1.00 $1.00 $1.00 $1.00  $ 1.00 $ 1.00 $1.00 $1.00 $1.00     $1.00

Total Return: (excluding sales charge)
4.8% 5.3% 3.7% 2.5% 3.1% 5.6% 7.8% 9.0% 7.7% 1.4%

Net assets, end of period(000)
18676   12041   9015   5569   6469   10447   12587   11076   6233   909

Ratio of gross expenses to average net assets
1.04%   1.14%   n/a

Ratio of net expenses to average net assets
0.65% 0.65% 0.65% 0.65% 0.65% 0.65% 0.65% 0.60% -0- 0.03%

Ratio of net investment income to average net assets
4.72% 5.19% 3.76%  2.50%  3.06%  5.51%  7.46%  8.59%  7.91%  6.98%

Portfolio turnover rate
n/a  n/a  n/a  n/a  n/a   n/a  n/a n/a n/a n/a






U.S. Government Securities Income Portfolio Class A
For a share outstanding throughout the year.
1996   1995   1994   1993   1992   1991   1990   1989    1988   1987

Net Asset Value: Beginning of year
$10.80 $9.64 $10.79 $10.50 $10.57 $10.28 $10.25  $9.90  $10.07  $10.00

Investment Operations :
Net investment income
0.603  0.660  0.746  0.860  0.907  0.949  0.854  0.835  0.794  0.128
Net realized and unrealized gain  (loss) on investments


(0.220) 1.160 (1.150) 0.310 (0.070) 0.290 0.030 0.540 (0.140) 0.070
Total from Investment Operations
0.383 1.820 (0.404) 1.170  0.837  1.239  0.884  1.375  0.654  0.198
Distributions:
Dividends from net investment income
(.603) (.660) (.746) (.860) (.907) (.949) (.854) (.835) (.794) (.128)
Distributions from net realized gains on investments
0     0     0     (.02)     0     0     0     (.190)     (.03)     0
Total Distributions
(.603) (.660) (.746) (.880) (.907) (.949) (.854) (1.025) (.824) (.128)

Net Asset Value: End of year
10.58  10.80   9.64   10.79   10.50   10.57   10.28   10.25   9.90 10.07

Total Return: (excluding  sales charge)
3.8%  19.4%   (3.8%)  11.4%   8.4%   12.7%   9.0%   14.1%   6.3%   2.0%

Net assets, end of period (000)
38685   47717   43881   50188   37871   24556   2372   1214   1264   257

Ratio of gross expenses to average net assets
1.33%   1.29%   n/a

Ratio of net expenses to average net assets
1.00%   1.00%   1.00%   1.00%   1.05%   0.71%    0    0    0    0.42%

Ratio of net investment income to average net assets
5.78%   6.40%   7.36%   7.84%   8.60%  10.10%  8.22%  8.12%  7.89% 5.57%

Portfolio turnover rate
478.4%  227.8%  122.6%  111.9%  41.9%  84.4%  212.3%  274.2%  22.2%  -0-







Quality Income Portfolio Class A
For a share outstanding throughout the year.
1996  1995  1994  1993  1992  1991  1990  1989  1988  1987

Net Asset Value:  Beginning of year
$10.59  $9.52  $10.70  $10.55  $10.55  $9.66  $9.75  $9.83 $10.08 $10.00

Investment Operations:
Net investment income
 .592   .686   .739   .916   .817   .825   .835   .880   .883   .135
Net realized and unrealized gain/(loss)on investments
(.100)   1.07   (1.17)   .410   -0-   .890   (.09)   .12   (.211)   .08
Total from Investment Operations
 .492   1.756   (.431)   1.326   .817   1.715   .745   1.00   .672   .215

Distributions:
Dividends from net investment income
(.592) (.686) (.739) (.916)  (.817)  (.825)  (.835)  (.88) (.883) (.135)
Distributions from net realized gains on investments
-0-   -0-   (.009)   (.26)   -0-   -0-   -0-   (.200)   (.039)   -0-
Total Distributions
(.592) (.686) (.748) (1.176) (.817) (.825) (.835) (1.08) (.922) (.135)

Net Asset Value:  End of year
$10.49  $10.59  $9.52  $10.70  $10.55  $10.55  $9.66 $9.75 $9.83 $10.08

Total Return: (excluding sales charge)
4.9% 19.1%  (4.2)  12.9%  8.2%  19.0%  7.9%  10.1%  6.6%  2.2%

Net assets, end of period (000)
31064   29675   26998   27111   15527   3572   2472   1504   1246   284

Ratio of gross expenses to average net assets
1.22%   1.29%   n/a

Ratio of net expenses to average net assets
 .75%  .78%  .38%  .45%  .31%  .10%  .05%  -0-  .03%  .28%

Ratio of net investment income to average net assets
5.74%  6.77%  7.30%  8.32%  7.88%  8.24%  8.84%  8.86%  8.82%  6.45%

Portfolio turnover rate
525.0% 239.2% 163.8% 337.6% 316.6% 189.6% 170.1% 252.4% 142.1% -0-





New York Tax-Free Income Portfolio (c)
Net asset value: beginning of period                     $10.00
Investment operations
Net investment income                                      0.346
Net realized and unrealized gain on investment             0.170
Total from investment operation                            0.516

Distributions
Dividends from net investment income                      (0.346)
Distribution from net realized gains on investments           -0-
Total distributions                                       (0.346)

Net asset value: end of period                            10.17

Total return (excluding sales charge)                      5.1%

Net asset, end of period (000)                            256


Ratio of gross expenses to average net assets             1.08%

Ratio of net expenses to average net assets                -0-

Ratio of net investment income to average net assets      3.59%

Portfolio turnover rate (a)                               18.7%


(c) New York Tax-Free Fund commenced operations on April 1, 1996, accordingly, all financial information of for the nine month period ended December 31, 1996.



  Fund Organization

  The William Penn Interest Income Fund (the "Fund) is an open-end, diversified management investment company, organized as a Pennsylvania common law trust pursuant to a Declaration of Trust (the "Trust) dated April 14, 1987. The Trust provides that the Trustees have the power to issue an indefinite number of shares of beneficial interest in the Fund. The Fund is a "series fund" in that the Trustees have the power to designate one or more series or portfolios of shares in the Fund. Investments in the Fund are currently offered in five separate portfolios (the "Portfolios").

  Each Portfolio of the Fund represents a separate mutual fund with its own distinct investment objective and policies. The Trustees may establish additional Portfolios without shareholder approval, which Portfolios may have distinctly different investment objectives. You may invest in one or more of the Portfolios. Proceeds from the sale of shares of each Portfolio will be invested in accordance with the Portfolio's investment objective and policies as outlined elsewhere in this Prospectus. Each shareholder will be entitled to the pro rata share of all dividends and distributions from the investment assets of the Portfolio or Portfolios in which he/she is invested. Each of the Portfolios, except the Money Market Income Portfolio, offers a Class A and a Class C share. Each class has a different sales charge and expense structure. See "How to Buy Shares" for a description of the differences. Under the terms of the Trust, the Trustees are permitted to issue an indefinite number of shares of beneficial interest of the Fund. The Trustees have the power to designate one or more classes, or portfolios, of securities and to classify or reclassify any unissued shares with respect to such portfolios. The shares of each Portfolio when issued are fully paid and non-assessable, and have no preference within a particular Portfolio with respect to conversion, exchange, dividends, retirement, or other features. The shares of each Portfolio are entitled to one vote per share, have pro rata liquidation rights, and do not have preemptive rights or the power to accumulate votes. On any matter submitted to the shareholders for a vote, all shares of the Fund then issued and outstanding and entitled to vote, irrespective of the Portfolio, shall be voted in the aggregate and not by Portfolio, except (i) when required by the Investment Company Act of 1940, shares shall be voted by individual Portfolio; and (ii) when the matter does not affect any interest of a particular Portfolio, then only shareholders of the affected Portfolio(s) shall be entitled to vote thereon. As a Pennsylvania common law trust, the Fund is not required, and does not intend to, hold annual shareholder meetings. Holders of 30% of the outstanding shares of the Fund have the right to call a special meeting for the purpose of removing Trustees or for other proper purposes.

Investment Objectives and Policies

  The investment objective and policies of each Portfolio are set forth below. Each Portfolio's investment objective is deemed to be a fundamental policy which may not be changed without the vote of a majority of the particular Portfolio's outstanding shares. Except as otherwise provided, the Fund's investment policies are not deemed to be fundamental policies and may, therefore, be changed by the Trustees without a shareholder vote. The Fund will not change its investment policies, however, without giving written notice to shareholders. Of course, no assurance can be given that any of the Portfolios will achieve its investment objective.

  U.S. GOVERNMENT SECURITIES INCOME PORTFOLIO: The investment objective is to provide a high level of current income, consistent with the preservation of capital and the maintenance of liquidity, from investments in securities of the U.S. Government, its agencies and instrumentalities. The Portfolio's investment policies include investing, under normal circumstances, at least 65% of the value of its total assets in the following securities:(1) U.S. Government securities which include bills, bonds, and notes issued by the United States Treasury, backed by the "full faith and credit"
  of the U.S. Government.(2) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies. These include securities issued by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Home Loan Banks, Federal Land Banks, Farmers Home Administration, Federal Financing Bank, Federal Intermediate Credit Bank, Resolution Trust Corporation, the Tennessee Valley Authority, and the Export-Import Bank.(3) Securities listed above which are subject to repurchase agreements. The Portfolio may invest in the
  following kinds of assets:     Futures contracts, options on futures
  contracts, and options on fixed-income securities, and interest rate swaps provided that the securities underlying such transactions do not exceed 20% of the portfolio's assets at the time of purchase. The portfolio will engage in futures and/or options transactions only for hedging purposes and only if such transactions are consistent with its investment objectives and policies. Because of their relatively riskless nature, U.S. Government securities generally yield less than other interest bearing investments, and therefore, the U.S. Government Securities Income Portfolio is expected to have a lower yield than the Quality Income Portfolio.

  QUALITY INCOME PORTFOLIO: The investment objective is to provide the highest level of current income consistent with the preservation of capital from investment grade bonds and other fixed-income securities issued by corporations, municipalities, and the U.S. Government. Investment grade bonds are generally considered to be those having one of the four highest grades assigned by S&P (AAA, AA, A or BBB) or Moody's (Aaa, Aa, A, or Baa). Pursuant to the investment policies of this Portfolio, at least 70% of this Portfolio will be invested in the following kinds of fixed-income securities:(1) Debt securities which at the time of purchase are rated in the top three grades (i.e., A or better) by either Moody's Investment Service, Inc. ("Moody's") or Standard & Poor's Corp. ("S&P").(2) Securities of or guaranteed by the U.S. Government, its agencies or instrumentalities.(3) Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated A or better by either Moody's or S&P, or commercial paper rated A-1 or A-2 by S&P, or Prime 1 or Prime 2 by Moody's. The remaining 30% of the Portfolio may be invested in the following kinds of assets:(1) Debt securities not included in the three highest grades referred to above.(2) Convertible securities and preferred stocks.(3) Foreign bonds and other fixed-income securities denominated in foreign currencies where, in the opinion of the Advisor and/or Sub-Advisor, the combination of current yield, currency value, and appreciation potential offers attractive expected returns. The value of such foreign denominated securities may not exceed 15% of the portfolio at the time of purchase.(4) Futures contracts, options on futures contracts, and options on fixed-income securities, provided that the securities underlying such transactions do not exceed 20% of the portfolio's assets at the time of purchase. The portfolio will engage in futures and/or options transactions only for hedging purposes and only if such transactions are consistent with its investment objectives and policies.(5) Interest rate and/or currency swaps, provided that the securities underlying such transactions do not exceed 20% of the portfolio's assets at the time of purchase. This Portfolio will not invest in securities rated below B by S&P or Moody's. For defensive purposes under certain market conditions, this Portfolio may temporarily invest in short term money market instruments eligible for purchase by the Money Market Income Portfolio.

  NEW YORK TAX-FREE INCOME PORTFOLIO: The investment objective is to provide a high level of current income exempt from Federal income tax and New York personal income taxes, consistent with liquidity and stability of principal. This Portfolio's investment policy will be to invest principally in investment grade municipal obligations issued by or on behalf of the state of New York and its political subdivisions, agencies authorities, and instrumentalities ("New York Bonds"). At least 75% of the Portfolio's assets will be invested in New York Bonds rated at the time of purchase within the four highest grades assigned by Moody's or S&P, or if not rated, determined by the advisor to be of comparable quality. This Portfolio will not invest in securities rated below B by S&P or Moody's. In accordance with the Portfolio's investment policy, generally 100%, but at least 80% of the Portfolio's total assets will be invested in New York Bonds, and no more than 20% will be invested in taxable securities. Under certain market conditions, however, the Portfolio may invest in non-tax-exempt securities for temporary defensive purposes. Such temporary investments may include investments in U.S. Government securities or other high grade investments (two highest categories of Moody's or S&P). Because the interest on New York Bonds is exempt from federal income taxation and New York taxes, the yield is generally lower than that of portfolios primarily invested in taxable securities. This Portfolio may also utilize bond (including Treasury Bills) futures contracts, options on futures contracts and options. However, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets. This Portfolio may engage in futures and/or options transactions only for hedging purposes when it is consistent with the investment objectives. The Portfolio will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank.

  PENNSYLVANIA TAX-FREE INCOME PORTFOLIO: The investment objective is to provide a high level of current income exempt from Federal income tax and Pennsylvania income and personal property taxes, consistent with liquidity and stability of principal. This Portfolio's investment policy will be to invest principally in investment grade municipal obligations issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities, and instrumentalities ("Pennsylvania Bonds"). At least 75% of the Portfolio's total assets will be invested in Pennsylvania Bonds rated at the time of purchase within the four highest grades assigned by Moody's or S&P, or, if not rated, determined by the advisor to be of comparable quality. This Portfolio will not invest in securities rated below B by S&P or Moody's.This Portfolio will invest in securities to benefit from the income they generate, not to generate trading profits. Pursuant to this Portfolio's investment policy, its investments may not be varied except to: eliminate unsafe investments and investments not consistent with the preservation of capital or tax status of the Portfolio, honor redemption requests, reinvest earnings, and/or defray normal expenses. In accordance with the Portfolio's investment policy, generally 100%, but at least 80% of the Portfolio's total assets will be invested in Pennsylvania Bonds, and no more than 20% will be invested in taxable securities. Under certain market conditions, however, the Portfolio may invest in non-tax-exempt securities for temporary defensive purposes. Such temporary investments may include investments in U.S. Government securities or other high grade investments (two highest categories of Moody's or S&P). Because the interest on Pennsylvania Bonds is exempt from federal income taxation and Pennsylvania taxes, the yield is generally lower than that of taxable securities; this Portfolio is therefore expected to have a lower yield than the other Portfolios. This Portfolio may also utilize bond (including Treasury Bills) futures contracts, options on futures contracts and options. However, this Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets. This Portfolio may engage in futures and/or options transactions only for hedging purposes when it is consistent with the investment objective. The Portfolio will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank.

  MONEY MARKET INCOME PORTFOLIO: The investment objective is to maximize current income, consistent with the preservation of capital and maintenance of liquidity, from investments in specific short-term money market instruments. The Portfolio's investment policy includes investing in the following money market instruments:(1) Negotiable certificates of deposit, Euro-dollar deposits, bankers' acceptances and time deposits of U.S. banks and U.S. branches of foreign banks having total assets in excess of $1 billion.(2) Commercial paper (including variable amount master demand notes) rated A-1 by S&P, or P-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated AA or better by S&P, or Aa or better by Moody's. Five percent of the portfolio may be held in second tier paper, such as A-2 or P-2.(3) U.S. Government short-term obligations, including Treasury bills, notes, and bonds that mature within one year, and short-term securities of federal agencies and instrumentalities, including the Federal Home Loan Banks, Federal Land Banks, Government National Mortgage Association, Federal Intermediate Credit Bank, Federal Financing Bank, and the Tennessee Valley Authority.(4) Securities listed above, subject to repurchase agreements. This Portfolio will limit its investments to those U.S. dollar denominated instruments that the advisor, under the supervision of the Trustees: (a) determines present minimal credit risk and are of "high quality," as indicated by high S&P or Moody's ratings or, (b) in the case of any instrument that is not rated, determines is of comparable quality. All of the securities in this Portfolio will mature within one year, and the average maturity of the Portfolio will be 90 days or less. This Portfolio is expected to maintain a net asset value of $1.00 per share for purposes of sales and redemptions, although there can be no assurance it will be able to do so.

  INVESTMENT LIMITATIONS: There are certain limitations placed on the Fund's investment advisor to reduce the Portfolios'exposure to certain risks. These limitations may not be changed without the approval of a majority of the shares outstanding of a particular Portfolio. Some of these limitations are that a Portfolio may not:(1) Invest more than 5% of the value of its assets in the securities of any single issuer (except of the U.S. Government, its agencies or instrumentalities).(2) Purchase more than 10% of the voting securities of any issuer.(3) Invest more than 5% of its assets in companies with a continuous operating history (including predecessors) of less than 3 years.(4) Invest more than 25% of its assets in any one industry, with the exceptions of (i) obligations of the U.S. Government or its agencies or instrumentalities, and (ii) for all Portfolios except the Money Market Income Portfolio, certificates of deposit or bankers' acceptances.(5) Borrow money, except from a bank and only for temporary or emergency purposes. Any such borrowing may not exceed 5% of the lower of the value or cost of the Portfolio's total assets.(6) Pledge, mortgage, or otherwise hypothecate its assets to an extent greater than 5% of the value of its total assets.(7) Invest more than 10% of the value of its assets in illiquid securities, including restricted securities, and repurchase agreements maturing in more than seven days.

  ADDITIONAL INVESTMENT INFORMATION: For a detailed discussion of the various securities held in the portfolios of the Fund, see the Statement of Additional Information.

  MANAGEMENT OF THE FUND

  TRUSTEES
  Under the terms of the Trust, the Fund is managed by a Board of Trustees. There may never be less than three nor more than ten Trustees. The Trustees exercise all powers not required by statute or by the Trust to be exercised by the shareholders. Each Trustee who is not affiliated with Penn Square Management Corporation will receive a quarterly fee of $1,000 for services performed as Trustee to the Fund. The Trustees are also reimbursed for their out-of-pocket expenses incurred as Trustees. The Trustees of the Fund, as a group, own less than one percent of the Fund's outstanding shares.

  ADVISOR AND SUB-ADVISOR
  The investment advisor of the Fund is Penn Square Management Corporation, 2650 Westview Drive, Wyomissing, Pa. 19610 (mailing address: P.O. Box 1419, Reading, Pa. 19603), hereafter called the Advisor. The Advisor, subject to the authority of the Board of Trustees, is responsible for the overall management of the Fund. The Advisor provides and pays for office space, executive and other personnel, and services required for the daily administration of the Fund. The Advisor is a wholly owned subsidiary of The William Penn Company, 9 West 57th Street, New York, New York 10019.Under the investment advisory agreement, each Portfolio pays the Advisor a management fee based on a percentage of the total net assets of the Portfolio. The fees are calculated monthly based on the following annual percentages:

  U.S. Government Securities Income Portfolio             0.65%
  Quality Income Portfolio                                0.65%
  New York Tax-Free Income Portfolio                      0.65%
  Pennsylvania Tax-Free Income Portfolio                  0.65%
  Money Market Income Portfolio                           0.50%

  Miller, Anderson & Sherrerd LLP (the "Sub-Advisor") serves as an investment advisor for the Portfolios pursuant to a sub-advisory agreement with the Advisor. The Sub-Advisor, a wholly owned subsidiary of Morgan Stanley Group Inc., was organized in 1969 and is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428. The Sub-Advisor provides management services to employee benefit plans, endowment funds, foundations, and other institutional investors, and currently manages assets in excess of $30 billion. Under an agreement entered into with the Advisor, the Sub-Advisor will provide investment advisory services for the Portfolios and will be compensated solely by the Advisor. The Advisor will pay the Sub-Advisor a fee based on the aggregate net asset value of the Portfolio, as follows: .375% on the first $50,000,000, .25% on the next $50,000,000 and .20% over
  $100,000,000.

  DISTRIBUTOR
  Penn Square Management Corporation is the "Distributor" of the Fund. The Distributor provides selling and sales services for the Fund. In providing these services, the Distributor incurs advertising, promotional, and printing expenses. The Distributor is entitled to be reimbursed for certain of these expenses pursuant to the Fund's 12b-1 Plan discussed below. The Distributor receives no other compensation for its services as distributor, except that a sales charge may be paid to the Distributor. Rule 12b-1, which was adopted by the Securities and Exchange Commission under the Investment Company Act of 1940, permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Fund and approved by its shareholders. Pursuant to this rule, the Fund has entered into a Distribution Services Agreement (the "Plan") with the Distributor.

  Class A Shares: The Distributor is entitled to be reimbursed monthly by the Fund for certain of its expenses incurred in connection with its services as Distributor at an annual rate not exceeding .50% of the Fund's net assets. Subject to this percentage limitation, the Distributor may be reimbursed for its expenses incurred in connection with (a) advertising and marketing Fund shares; (b) printing and distributing the Prospectus; (c) implementing and operating the Plan; and (d) payments made by the Distributor for servicing fees to broker/dealers, financial institutions, or other industry professionals ("Service Organizations") for distribution and/or shareholder administrative services provided to their customers who own Fund shares. Pursuant to a Servicing Agreement with the Distributor, a Service Organization may receive, on an annual basis, up to .50% of the average daily net asset value of Fund shares owned by shareholders with whom the Service Organization has a servicing relationship. The Services provided by a Service Organization pursuant to a Servicing Agreement may include distribution or shareholder administrative services, including establishing and maintaining shareholder accounts, sending confirmations of transactions, forwarding financial reports and other communications to shareholders, and responding to shareholder inquiries regarding the Fund.

  Class C Shares: The fund has adopted a Distribution Plan for Class C shares to compensate the Distributor for its services and costs in distributing Class C shares. Under the Plan, the Fund pays the Distributor an annual 12(b)1 Distribution Fee of 0.75% per year on Class C shares. The Distributor also receives a Service Fee of 0.25% per year. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. The Distribution Fee allows investors to buy Class C shares without a front end sales charge while permitting the Distributor to compensate dealers who sell Class C shares. The Distribution Fee and Service Fee increase Class C expenses by 1.00% of average net assets per year. The Distributor pays sales commissions of 1.00% of the purchase price to dealers from its own resources at the time of the sale. The Distributor retains the Distribution Fee during the first year shares are outstanding to recoup the sales commission it pays, the advances of service fee payments it makes, and its financing costs. The Distributor plans to pay the Distribution Fee as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor receives no other compensation for its services as distributor, except that the sales charge will be paid to the Distributor. The Distributor may, in turn, pay such sales charge to broker/dealers as a commission for generating sales of Fund shares (see "How to Buy Shares").

  TRANSFER AGENT
  Penn Square Management Corporation acts as Transfer Agent for the Fund. For the services it provides in these capacities, the Corporation is reimbursed only for the actual costs incurred in providing such services. The Corporation will continue to provide services as Transfer Agent at cost or below cost.


  Performance Information

                      Government          New York  Pennsylvania   Money
                      Securities Quality  Tax-Free   Tax-Free     Market
                       Income    Income   Income      Income      Income
  Total Return:
  One Year Ended
  12/31/96                 3.83%   4.93%   5.16%*      2.94%       4.83%
  Lipper Comparative
  Averages                 1.72%   3.19%   n/a         3.52%       4.80%
  Five Years
  Ended 12/31/96          43.85%  46.14%   n/a        37.08%      20.99%
  Lipper Comparative
  Averages                33.20% 49.12%    n/a        40.13%      21.42%


  Average Annual Total Return:
  One Year
  Ended 12/31/96 ***      -1.10% -0.05%    n/a        -1.95%       4.83%
  Five Years Ended
  12/31/96 ***             6.50%   6.84%   n/a         5.48%       3.88%

  Five Years
  Ended 12/31/96 **        7.54%   7.88%   n/a         6.51%       3.88%
  Lipper Comparative
  Averages                 5.90%   8.32%   n/a         6.98%       3.96%

  Source of return information: Lipper Analytical Service
  * For the three quarters ended December 31, 1997.
  ** Excludes initial sales charge of 4.75%.
  Lipper Comparative Averages do not include a sales charge.

  *** Adjusted to reflect initial sales charge of 4.75%, except Money Market Portfolio.

  Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This report is for the information of shareholders of William Penn Interest Income Fund. It must not be distributed to other than such shareholders unless it has been preceded by, or is accompanied by, a Prospectus by which all offerings of the Fund's shares are made. Class A offering price includes a maximum sales charge of 4.75%.

  Illustration of Assumed Investment: The graphs below illustrate the results of an assumed investment of $10,000 made on October 12, 1987 (inception of Portfolios), with dividends and capital gain distributions reinvested. The graphs below assume a 4.75% sales charge so that the initial amount invested is $9,525; Lipper Comparative figures do not include a sales charge assumption. The results represent past performance and should not be considered as a representation of the gain or loss which may be realized from an investment made in the Portfolios today.

  Yield Information

  From time to time the Fund advertises the "yield" and "effective yield" with respect to its Portfolios. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" for each Portfolio (except for the Money Market Income Portfolio) is based on a standard thirty day base period calculation (stated in the advertisement) which is computed by dividing the Portfolio's net investment income during the base period by the maximum offering price on the last day of the base period times the average number of shares outstanding during the base period. The "yield" of the Money Market Income Portfolio refers to the income generated by an investment in such Portfolio over a seven day period. This income is then "annualized," so that the amount of income generated by the investment during that week is assumed to be generated each week over a fifty-two week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

  Risk Factors

  In general, each Portfolio of the Fund involves varying degrees of risk. For the most part, however, the risks inherent in each Portfolio are primarily a function of the maturity length of the Portfolio and the quality characteristics of the underlying securities. The Quality Income Portfolio, the New York and Pennsylvania Tax-Free Income Portfolios may invest in lower grade bonds, i.e., those having an S&P or Moody's rating of B. See "INVESTMENT OBJECTIVES AND POLICIES." Such investments do not always have outstanding investment characteristics and may have speculative characteristics as well. Non-rated securities will also be considered for investment by the New York and Pennsylvania Tax-Free Income Portfolios when the advisor believes that the financial conditions of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Portfolio to a degree comparable to that of rated securities that are consistent with the Portfolio's objective and policies. With respect to repurchase agreements and securities lending, a Portfolio will be relying on the obligation of the other party to the transaction rather than on the credit-worthiness of the issuer of the underlying obligations. The Portfolios will have at least 100% collateral in both types of transactions, however, and to minimize risk will only engage in such transactions with banks and securities dealers deemed to be qualified by the advisor. The Portfolios will be affected similarly by market changes. The investments in which the Fund proposes to engage will be affected by national and international trends in business, and by cyclical fluctuations in capital markets. More specifically, the investments held by each Portfolio may be affected by general changes in interest rates. There is generally an inverse relationship between changes in interest rates and changes in the prices of interest sensitive securities. With respect to mortgage-backed securities, however, such as GNMA certificates, this relationship may not be consistent because of the effect of prepayments of the underlying mortgages when mortgage rates decline. As a result of the various changes in the market that may affect the value of the investments in the Portfolios, redemptions by shareholders could require the sale of a Portfolio's investments at a time when such a sale otherwise might not be desirable. Because the New York and Pennsylvania Tax-Free Income Portfolios concentrate their investments in New York and Pennsylvania, there are risks that would not be present if they were diversified nationally. Also, legislative proposals may be introduced that would restrict or eliminate the federal, state and local income tax exemption for interest on the types of securities to be purchased by this Portfolio. Any such proposals, if enacted, would reduce the number of securities that the Portfolio could purchase consistent with its investment objective. In recent years, New York State, New York City and other New York public bodies have encountered financial difficulties, and New York City is currently encountering financial difficulties which could have an adverse effect with respect to the performance of the Portfolio. Currently, Moody's, Standard &
  Poor's and Fitch Investors Service, Inc. rate New York City's general obligation bonds Baal, A-, and A-, respectively, and Moody's and Standard & Poor's rate New York State's general obligation bonds A and A-, respectively.

  Dividends, Capital Gains Distributions, and Taxes

  Shareholders will automatically receive all dividends and capital gain distributions (if any) in additional shares at net asset value unless the shareholder has indicated on the Account Registration Form the option to receive all distributions in cash. Dividends: Each Portfolio will declare a dividend every day on which the New York Stock Exchange is open. Each dividend will be credited to shares of record the previous business day, providing such shares have been properly paid for. The total dividends, rounded to the nearest cent, will be credited to each shareholder's account and paid to the shareholder on a monthly basis either through reinvestment in shares of the Fund or through a cash payment, as elected by the shareholder. When shares are redeemed, any declared but unpaid dividends on those shares will be paid with the next regular dividend payment, not at the time of redemption. The amount of each daily dividend may differ from the actual net investment income earned by the Portfolio that day. Any undistributed net income will be distributed by the Fund in subsequent dividends.

  Capital Gains: Net realized capital gains in a Portfolio, if any, will be distributed from that Portfolio at least annually.

  Federal Taxes: The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As such, each Portfolio will be treated as a separate corporation for federal tax purposes and will not be liable for federal income taxes, except to the extent a portion of its net taxable income, if any, is not distributed. Within 30 days after the close of each calendar year, shareholders of each Portfolio will be provided with full information on IRS Form 1099-DIV or 1099-R regarding dividends and capital gains distributions for federal tax purposes, including information as to the portion of a capital gains distribution qualifying as a long-term capital gain and such other information as may be required by law. Distributions of income, including any net realized short-term capital gains, from the Money Market Income Portfolio, the U.S. Government Securities Income Portfolio, and the Quality Income Portfolio will be taxable as ordinary income, whether received in cash or additional shares. Distributions from any of the Portfolios of long-term capital gains, if any, will be taxable as such, whether received in cash or additional shares, and regardless of the shareholder's holding period. The New York and Pennsylvania Tax-Free Income Portfolios intend to invest a sufficient portion of their assets in Pennsylvania Bonds and, possibly, certain other state and municipal obligations so that it will qualify to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends distributed to a shareholder are not included in the shareholder's gross income for federal income tax purposes. Shareholders who are subject to the alternative minimum tax, however, may be liable for such tax to the extent this Portfolio invests in certain private activity bonds. Distributions of net investment income derived from securities the interest on which is not exempt from taxation, whether received in cash or additional shares, will be taxable to shareholders as ordinary income. In general, the exchange of shares of one Portfolio for shares in another Portfolio will be treated as a taxable event.

  State Taxes: The federal income tax treatment of Fund distributions and the sale, exchange or redemption of Fund shares does not necessarily apply for state and local income tax purposes. Similarly, income on certain U.S. Government securities, which is ordinarily exempt from state taxation, may not be so exempt when received as distributions from the Fund. Distributions from the New York or Pennsylvania Tax-Free Income Portfolios that are attributable to interest received on New York or Pennsylvania Bonds should be excludable from a shareholder's gross income for his respective state for individual income tax purposes.
  The Fund is organized as a Pennsylvania common law trust. As such, it will not be liable for any corporate income or franchise tax in the Commonwealth of Pennsylvania. Shareholders who are Pennsylvania residents may be subject to personal property tax on their shares.

  How to Buy Shares

  Minimum Investments: The minimum initial investment is $500 and the minimum repeat purchase is $100. A minimum initial investment of $250 will be accepted for any retirement plan. For certain accounts introduced by professional investment advisors these minimums may be waived.
  Shares may be purchased by the following methods:

  By Investment Dealer: Through any broker/dealer, bank or savings bank which is registered in the state where the purchase is made and which has a sales agreement with the William Penn Funds.

  By Mail: Make your check payable to the Fund and mail along with a new account application or reorder form to the address on the cover.

  By Wire: Purchases by wire will be accepted only for additions to existing accounts. Instruct your bank to wire funds to:

  CoreStates Bank
  Philadelphia, PA
  ABA #031000011
  Credit: William Penn Funds
  a/c #0036438916
  (Portfolio name)
  (your fund acct. no.)

  By Telephone:
  Payments for telephone orders must be received within three business days of the order. If payment is not timely received, the Fund may cancel the order and redeem shares in the account to compensate the Fund for any decline in value of the canceled purchase.

  In Person: By visiting our office at 2650 Westview Drive,
  Wyomissing, PA. All purchase orders are executed based on the net asset value calculated at the close of business on the day such purchase orders are received. Purchase orders received after the close of the New York Stock Exchange will be executed based on the net asset value calculated on the next business day. The Trustees reserve the right to reject all orders that are considered to be not in the best interest of the Fund. Share certificates will not be issued unless an investor specifically requests them.

  Net Asset Value: The net asset value per share is calculated by adding the current value of all the securities in the Fund's portfolio and all other assets, subtracting the liabilities, and dividing the remainder by the number of the Fund's outstanding shares. Securities listed on the New York Stock Exchange or any other exchange approved by the Trustees are valued on the basis of the closing sale that day, or if there is no sale, on the basis of the median of the closing bid and ask price of that day. All other securities shall be valued at the median of the closing bid and ask price of that day. If there is no sale or closing bid and ask price on the day of calculation, a portfolio security will be valued at the preceding business day's available sale or median of the bid and ask prices. When market quotations are not readily available, such securities are valued as determined in good faith by the Board of Trustees. See the Statement of Additional Information for an illustration of net asset value determination.

  Class A Shares: The offering price for a Class A share of beneficial interest of the Fund is the net asset value per share plus a sales charge as shown in the following illustration: There is no sales charge on purchases exceeding the maximum amount stated above, on purchases by certain employee benefit plans, on purchases made through a recognized fee based program offered by some broker/dealers, on purchases by policyholders of selected insurance companies, on purchases by certain investment advisors on behalf of their discretionary accounts, or on purchases by certain other persons as described in the Statement of Additional Information. In addition, any person who was invested in Penn Square Mutual Fund as of November 30, 1988 will not be charged a sales charge for purchases made in any portfolio of the William Penn Family of Funds providing the account has remained open. Retirement accounts opened prior to July 19, 1990 will not be subject to a sales charge. The Fund receives all monies paid equal to the net asset value per share, and any sales charge will be allocated to the Fund's distributor. The distributor may, in turn, pay such amounts to broker/dealers as commission for sales of Fund shares. The distributor may also, at its expense, provide additional promotional incentives to broker/dealers who sell shares of the Fund. The Fund reserves the right to modify the sales charge at its discretion. From time to time the Fund may sponsor sales contests among registered representatives who sell shares of the Fund.

  Class C Shares: Class C shares are sold at net asset value without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% is deducted from redemption proceeds. The contingent deferred sales charge is paid to the Distributor to reimburse its expenses in providing distribution related services to the Fund in connection with the sale of Class C shares. The contingent deferred sales charge is assessed on the lesser of the net asset value of the shares at the time of redemption or purchase, and does not apply to shares purchased through the reinvestment of dividends or capital gains.

                                              Sales Charge
                                 Sales Charge   as a % of
 Amount of                         as a % of    Net Asset     Dealers'
 Purchase                      Offering Price     Value     Concession

 Less than
 $50,000                             4.75%         5.00%       4.00%

$50,000 to
less than
$100,000                             3.50%         3.60%       3.00%

$100,000 to
less than
$250,000                             2.75%         2.80%       2.40%

$250,000 to
less than
$500,000                             2.25%         2.30%       2.00%

$500,000 to
less than
$1,000,000                           1.25%         1.30%       1.00%

$1,000,000
and over                              -0-%          -0-%        -0-%

  Waivers of Class C Contingent Deferred Sales Charge: The Class C contingent deferred sales charge will be waived if the shareholder requests a redemption for any of the following reasons(1)distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a)under a Systematic Withdrawal Plan, or (b) following death or disability (as defined in the Internal Revenue
  Code) of the participant or beneficiary; (2) redemptions from accounts other than Retirement Plans following death or disability of the shareholder, accompanied by evidence of a determination of disability by the Social Security Administration, and (3) returns of excess contributions to Retirement Plans.

  Class Share Distinction: Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors which you should discuss with your broker or financial advisor. Because a fund's operating costs and the affect of the different types of sales charges and 12(b)1 distribution fees that apply to a class of shares will affect your investment results over time, how much you plan to invest and how long you plan to hold your investment become very important considerations. If your investment goals and objectives change over time and you plan to purchase additional shares, you should reevaluate those factors to see if you should consider another class of shares. Your investment advisor will help you determine which class of shares is best for you. Generally, an investor who expects to invest less than $50,000 in any of the William Penn Funds and who expects to make substantial redemptions after one year but within six years of investment should consider purchasing Class C Shares. Class C Shares have no initial sales charge, and after one year, have no redemption penalty. Depending on your investment time horizon, you may also prefer to balance purchases of A Share investments with C Share investments in order to spread the cost of investing over time. If you plan to invest more than $50,000 and your investment horizon is six years or more, Class C shares might not be as advantageous as Class A shares. This is because the annual asset based Distribution Fee on Class C shares will have a greater impact on your account over the longer term than the reduced front end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C shares for investments of more than $50,000 expected to be held for 5 years or more, for investments over $250,000 expected to be held 3 years or more, or investments over $500,000 for which an investor's time horizon is expected to be longer than 2 or more years.

  Account Registration: Guidelines are printed on the Application form contained in this Prospectus. In the case of joint registrations, joint tenancy with rights of survivorship (JTWROS) is assumed, unless otherwise indicated.

  Right of Accumulation: Reduced sales charges apply to any purchase of shares in the William Penn family of funds except the William Penn Money Market Portfolio (which does not impose a sales charge), where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of any eligible portfolio or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase shares of an eligible portfolio having a current value of $20,000, the charge applicable to the subsequent purchase would be reduced to 3.50% of the offering price. All present holdings of eligible portfolios may be combined to determine the current offering price of the aggregate investment in ascertaining the sales charge applicable to each subsequent purchase. To qualify for reduced sales charges, at the time of a purchase you or your dealer/advisor must notify Penn Square Management Corporation. This may be accomplished by checking the appropriate box on a New Account Application. The reduced charge is subject to confirmation of your holdings through a check of appropriate records.

  Redemption Proceeds from other Mutual Funds and Commissioned
  Investments: No sales charge will apply to any purchase of shares in the Fund if the amount invested represents redemption proceeds from another mutual fund or commissioned investment and the shareholder previously paid a sales charge for such other mutual fund or commissioned investment. In order to qualify for this privilege, (I) William Penn Fund shares must be purchased within thirty days after the redemption from the other mutual fund or commissioned investment, and (ii) documentation of such redemption satisfactory to Penn Square Management Corporation shall be required at the time of purchase.

  Letter of Intent: A prospective shareholder may qualify for a reduced sales load immediately by signing the non-binding Letter of Intent to invest in one or more of the William Penn Family of Funds except Money Market, over a thirteen month period an amount that would qualify for a reduced sales charge. The shareholder or his dealer/advisor must notify Penn Square Management when any investment is being made pursuant to the Letter of Intent. Acceptable forms of Letters of Intent are available from the Shareholder Services Department or on a New Account Application. A Letter of Intent may be backdated 90 days, to the date of purchase.

  How to Transfer Shares

  Shares of the Fund, where a certificate has been issued, may be transferred by endorsing the certificate on the reverse side exactly as the registered name appears on the face of the certificate. Signatures must be guaranteed by a commercial bank, savings bank, or broker/dealer. Shares of the Fund held in book or statement form may be transferred by sending a letter to the Fund requesting transfer. This letter must be signed by the registered owner(s) and the signature(s) must be guaranteed.

  How to Redeem Shares

  Shareholders wishing to redeem certificated shares must send their redemption request along with the share certificates directly to the Fund. If shares are held in book or statement form, a signature guaranteed letter requesting redemption must be sent directly to the Fund. The Fund will redeem shares as of the date of receipt providing the certificates and/or letter requesting redemption are in proper delivery form. Alternatively, a telephone authorization form must be completed in order for uncertificated shares to be redeemed by telephone. Shares presented for redemption, either in certificate, letter form or by telephone, prior to the close of the New York
  Stock Exchange on any business day are redeemed at the net asset value calculated at the close of the exchange that day, except that some Class C shares may be subject to a 1.0% contingent deferred sales charge. Checks for redemption proceeds will be mailed within three business days. However, redemption checks will not be mailed until all checks in payment for the shares redeemed have been cleared. Letters requesting redemptions of book or statement shares must be properly signed by the registered owner(s) with signature(s) guaranteed. A certificate for shares presented for redemption must be endorsed by the registered owner, with signature guaranteed only if the redemption proceeds are to be paid to other than the registered owner. Requests for IRA Transfer, Qualified Retirement Plan Transfer, or Direct Rollover require signature guarantee only if the amount involved exceeds $10,000.00. A signature guarantee is a widely accepted way to protect you and the fund by verifying the signature on your request. A signature guarantee may not be provided by a notary public. The following institutions should be able to provide you with a signature guarantee: a national or state bank, a federal savings and loan association, a trust company or a member firm of a national stock exchange. Shareholders who liquidate accounts may repurchase shares in the fund at Net Asset Value within 60 days of redemption if they have previously paid a sales charge. The shareholder (or agent) must notify the Transfer Agent of his or her intention to take advantage of the 60 day repurchase option. The Fund imposes no charges for redemptions of Class A shares. For Class C shares, redemptions within the first year of purchase will bear a redemption charge of 1% of net assets. See "Class C Shares" in "How to Buy Shares" section. However, redemptions may be made through a broker/dealer and that broker/dealer may charge a transaction fee.

  Shareholder Services

  Distribution Reinvestment: Dividends and/or capital gains distributed by the Fund may be automatically reinvested in additional shares of Penn Square Mutual Fund, or in shares of any portfolio of The William Penn Interest Income Fund or the Scottish Widows International Fund (see "Flexivest" below). The cost of shares purchased is calculated on the date of distribution. There is no sales charge for the purchase of shares through reinvestment. Dividends are distributed monthly and capital gains, if any, are distributed in December. Any changes in automatic reinvestment plans must be made in writing at least 10 days before any distribution date. If no distribution election is made, the Fund will assume automatic reinvestment. The automatic reinvestment plans are more fully described in the Statement of Additional Information. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for twelve months, the checks will be reinvested into your account at the then current net asset value.

  Systematic Purchase Plan: Shareholders may establish a Systematic Purchase Plan (SPP) by checking the appropriate box on a New Account Application or by calling Shareholder Services for an appropriate form. This Plan authorizes The William Penn Funds to debit a Shareholder's designated checking or savings account at a bank or savings bank on a regular basis in order to purchase additional Fund shares. As Custodian of the Fund, CoreStates Bank acts as agent for these transactions, and funds are sent directly from the Shareholder's financial institution to CoreStates Bank for purchase of fund shares. Purchases are made monthly or quarterly, on the 20th day of the month or quarter, or the following business day if the 20th is not a business day. The SPP is more fully described in the Statement of Additional Information.

  Systematic Withdrawal Plan: Shareholders may establish a Systematic Withdrawal Plan (SWP) by checking the appropriate box on a New Account Application or by calling Shareholder Services for the appropriate form. A minimum account balance of $10,000 is required to establish a SWP. With a SWP, a sufficient number of Fund shares are redeemed each month or quarter from a Shareholder's account to provide the Shareholder with a regular payment. Shares are redeemed on the 10th day of each month or quarter (on the 15th day for IRA and Keogh Plans), or the next business day, in order to provide for the withdrawal payment, and share redemptions are calculated to the third decimal. Although income and capital gains distributions will be reinvested, continued withdrawals in excess of current income may eventually exhaust principal, particularly in a period of declining market prices. The fund reserves the right to terminate the Plan when withdrawal payments are indefinitely suspended at the request of the Plan participant.

  Systematic Exchange Plan: Shareholders may establish a Systematic Exchange Plan (SEP) by checking the appropriate block on the New Account Application or by calling Shareholder Services for the appropriate form. This plan authorizes The William Penn Funds to exchange a fixed dollar amount from one portfolio to another on the 5th day of each month, or the next business day if the 5th is not a business day. The Shareholder should understand the tax consequences of such an exchange. The Plan may be terminated on written instruction at least 10 days prior to the next scheduled exchange.
  Retirement Plans: The Fund offers IRA Plans: including Simplified Employee Pension Plans (SEP-IRA) and Salary Reduction Plans(SAR-SEP); Profit Sharing; and Money Purchase Plans. There is a $250 minimum on initial purchases for all retirement plans.

  Flexivest: Shareholders may elect to have dividends and/or capital gains automatically invested into another William Penn portfolio by indicating the receiving portfolio on a New Account Application. For existing accounts, shareholders may request the form by calling Shareholder Services. The Plan may be terminated on written instruction at least 10 days prior to the next dividend or capital gain distribution payable date.

  Exchange Privilege: As a shareholder of the William Penn Family of Funds, you may exchange shares of Penn Square Mutual Fund for shares of the Scottish Widows International Fund or any of the Portfolios of The William Penn Interest Income Fund including the Money Market Income Portfolio, Pennsylvania Tax-Free Income Portfolio, U.S. Government Securities Income Portfolio, New York Tax-Free Income Portfolio, without incurring an exchange fee. A sales charge will not be incurred if the amount exchanged had previously incurred a sales charge. Exchanges involve the redemption of shares, and a tax liability may be incurred. For more complete information, including a telephone authorization form and the Prospectus of Penn Square Mutual Fund or the Scottish Widows International Fund, call our Shareholder Services Department. For purposes of exchanging shares within the William Penn Funds, all shares issued prior to November 15, 1995 are designated Class A shares to distinguish them from the new Class C shares. Shares of a particular class may be exchanged only for shares of the same class in the other William Penn family of funds. For example, you may exchange Class C shares of a Fund only for Class C shares of another Fund and Class A shares for other Class A shares. The exchange privilege is only available in states where the exchange may legally be made.

  Automated Clearing House (ACH)Transfers: Shareholders may have their dividend, capital gain or systematic withdrawal plan checks transferred directly into their checking or saving accounts by ACH. There is no charge for this service. Please call Shareholder
  Services if you wish to enroll in this program. This service may take one month to activate and a check will be received in the interim.

  General Information

  Reports: Shareholders receive semi-annual and annual financial statements and first and third quarter updates. Annual financial statements are audited by Ernst & Young LLP, independent auditors, whose selection is ratified by shareholders.

  Litigation: The Fund is not involved in any litigation.


  Closed Holidays: Currently, the days on which the New York Stock Exchange and/or the Fund are closed for business are: Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and New Year's Day.


  Trustees
  James E. Jordan, Chairman
  Paul J. Lawler, Vice Chairman
  Lee D. Arning
  Gail M. Harrity
  Emmett M. Murphy, CFA
  John D. Tenhula, Ph.D.
  Ferdinand Thun

  Officers
  James E. Jordan,  President
  Dennis J. Westley, CPA, V.P. & Treasurer
  Sandra J. Houck, Secretary

  Investment Advisor
  Distributor
  Transfer Agent and Dividend Disbursing Agent
  Penn Square Management Corp.
  2650 Westview Drive
  Wyomissing,  PA 19610

  Independent Auditors
  Ernst & Young LLP
  Reading, PA

  Counsel
  Stevens & Lee
  Reading, PA

  Custodian
  CoreStates Bank


WILLIAM PENN INTEREST INCOME FUND
2650 Westview Drive
Wyomissing, PA 19610

Statement of Additional Information
April 30, 1997

This Statement of Additional Information should be read in conjunction with the Prospectus for the William Penn
Interest Income Fund (the "Fund") dated April 30, 1997, and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional
Information is not itself a Prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus for the Fund may be obtained by calling the Shareholder
Services Department at the number below. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Table of Contents

Page
Investment Objectives and Policies                 2
Additional Purchase and Redemption Information     4
Management of the Fund                             5
Additional Investment Information                  8
Yield and Total Return Calculations               11
Additional Information Concerning Taxes           12
General Information                               13
Appendix                                          15


SHAREHOLDER SERVICES:
610-670-1031
800-523-8440
P.O. Box 1419
Reading, Pennsylvania 19603

Investment Objectives and Policies

The investment objectives and policies of each Portfolio (the "Portfolio") of the William Penn
Interest Income Fund (the "Fund") are distinct and separate from the other Portfolios. The following information supplements the description of the Portfolios' investment objectives and policies contained in the Prospectus.

PORTFOLIO TRANSACTIONS

Penn Square Management Corporation serves as investment advisor (the "Advisor") to the Fund. Pursuant to a sub-advisory agreement, Miller, Anderson & Sherrerd LLP
(the "Sub-Advisor"), subject to the general control of the Advisor and the Fund's Board of Trustees, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.
The Money Market Income Portfolio does not intend to seek profits from short-term trading. Its annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments so that portfolio turnover is not expected to have a material effect on the Portfolio's net income.
The U.S. Government Securities Income Portfolio, the
Quality Income Portfolio, the New York and Pennsylvania
Tax-Free Income Portfolios will generally invest for the long-term; therefore, the turnover in these Portfolios will generally not exceed 100% during periods of relatively stable market and economic conditions. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. Nevertheless, portfolio turnover will not be a limiting factor in making investment decisions.
All Portfolio transactions are under the control of the Fund's Sub-Advisor. In selecting brokers and dealers, it is the Sub-Advisor's policy to obtain the best overall terms available. Such decisions shall take into consideration factors deemed to be relevant such as the breadth of the market and security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction. The Sub-Advisor may, subject to the requirements of applicable law, cause the Fund to pay a broker/dealer who furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction. Brokerage and research services may include (i) advice, furnished either directly or through publications or writings, as to the value of securities, or the availability of securities or purchasers or sellers of securities; (ii) analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts; or (iii) effecting securities transactions or performing related functions (such as clearance, settlement, and custody). Preference may also be given to the broker/dealer who has previously sold Fund shares if the broker/dealers under consideration are all capable of obtaining the best execution. The Sub-Advisor will periodically review the commissions paid by the Fund, if any, to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment advice is rendered. Conversely, the Fund may be the primary beneficiary of research or services received as a result of Portfolio transactions for such other accounts or investment companies.
Investment recommendations for each Portfolio are made independently from those for other Portfolios advised by the Sub-Advisor that may invest in the same securities. When purchases or sales of the same security are made at substantially the same time on behalf of such other Portfolio, transactions are averaged as to price, and available investments allocated as to amount in a manner that the Sub-Advisor believes to be equitable to each Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained for a Portfolio. To the extent permitted by law, the Sub-Advisor may aggregate the securities to be bought or sold for a Portfolio with those to be bought or sold for other Portfolios in order to obtain best execution.

OTHER INVESTMENT INFORMATION

In the Appendix to this Statement of Additional
Information are descriptions of the rating symbols used by Standard & Poor's Corporation and Moody's Investors
Service, Inc. for debt securities in which the Portfolios may invest. The Prospectus sets forth certain investment limitations that may not be changed with respect to a Portfolio without the affirmative vote of the holders of the majority of the Portfolio's outstanding shares. Similarly, the following investment limitations may not be changed with respect to a Portfolio without such a vote of shareholders. Each
Portfolio may not:
1. Purchase or sell real estate or real estate mortgage loans, except that a Portfolio may invest in securities that are secured by real estate or interests therein.
2. Make loans, except that a Portfolio may (a) purchase or hold debt instruments in accordance with its investment objective and policies, and (b) lend its securities to banks, broker/dealers, and other financial institutions consistent with any applicable law or regulations.
3. Underwrite the securities of other issuers, except to the extent that the acquisition and disposition of certain securities directly from an issuer in accordance with each Portfolio's investment objective and policies might be deemed to be underwriting.
4. Purchase securities of companies for the purpose of exercising control.
5. Acquire any investment company or investment company security, except in accordance with Section 12(d) of the Investment Company Act of 1940 and, in any event, each Portfolio may not own (i) more than 3% of the total outstanding voting stock of an investment company; (ii) securities of any one investment company which in the aggregate exceed 5% of the total assets of the Fund; or (iii) securities of more than one investment company which in the aggregate exceed more than 10% of the Fund's total assets.
6. Purchase securities on margin, make short sales of securities, or maintain a short position.
7. Purchase or sell commodities or commodity contracts.
8. Issue senior securities.
If a percentage restriction is satisfied at the time an investment is made, the later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction. In order to permit the sale of Fund shares in certain states, the Fund may make commitments more restrictive than the investment limitations and policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund, it will revoke the commitment by terminating sales of its shares in the states involved.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem shares of the Money Market Income Portfolio, U.S. Government
Securities Income Portfolio, Quality Income Portfolio and Pennsylvania and New York Tax-Free Income Portfolio is included in the Prospectus (see "Shareholder
Services"). The issuance of shares is recorded on the books of the Fund and share certificates are not issued unless expressly requested in writing. Certificates will not be issued for the Money Market Income
Portfolio, or for fractional shares.
As described in the Prospectus, the Fund offers two classes of shares (Class A and Class C). See "How to
Buy Shares" for a discussion on the distinction between the two.
As described in the Prospectus, shares of each Portfolio may be purchased directly from the Distributor or through securities dealers, financial institutions, and other industry professionals. (Such institutions and professionals are collectively referred to as "Service Organizations.") Service
Organizations may impose minimum customer account and other requirements in addition to those imposed by the Fund and described in the Prospectus.
To change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent, Penn Square Management Corporation,
P.O. Box 1419, Reading, Pennsylvania 19603. Such requests must be signed by each shareholder, with each signature guaranteed by a bank, savings bank, or broker/dealer. Guarantees must be signed by an authorized signatory and "signature guaranteed" must appear with the signature. The transfer agent may request further documentation from corporations, executors, administrators, trustees, or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.
Investors redeeming by a check drawn on the Money
Market Income Portfolio generally will be subject to the same rules and regulations that the transfer agent applies to checking accounts, although election of this privilege creates only a shareholder-transfer agent relationship with the transfer agent. Because dividends accrue daily, checks should not be used to close an account, as a small balance is likely to result.
New shareholders may complete the Telephone
Authorization Section of a New Account Application which will enable them to redeem uncertificated shares or make exchange requests by telephone. Forms are available from the Shareholder Services Department for existing shareholders. The instructions should be read carefully before signing, because they authorize the Fund to act upon a telephone instruction reasonably believed to be from the shareholder.
The Distributor will not permit a shareholder to exchange shares into a Portfolio that is then charging a sales charge without (i) charging such shareholder the applicable sales charge or (ii) ascertaining that the shareholder is exempt from sales charges or (iii) has previously paid a sales charge on the amount being exchanged. This is to prevent abuses that might occur by, for example, shareholders investing in the Money
Market Income Portfolio for a short time and then exchanging into the Quality Income Portfolio.
Shareholders will receive a "credit" for previous sales charges paid, and will not be charged a sales charge with respect to shares being exchanged that resulted from dividend reinvestment. To find out whether a sales charge will be imposed on an exchange, contact the Shareholder Services Department.
No sales charge will be charged to persons who are, and have been for at least 90 days, trustees, directors, officers or employees of the Fund or the Advisor, to certain immediate relatives of such persons, or to any trust, pension, profit sharing, or other benefit plan for such persons. In addition, no sales charge will apply to purchases of Fund shares by certain large pension plans or "institutional investors" meeting qualifications established from time to time by the Trustees. These exemptions from sales charges have been determined by the Trustees to be in the best interest of the Fund.
The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on a national securities exchange on which securities in which the Fund has invested are listed is restricted by applicable rules and regulations of the Securities and Exchange
Commission; (ii) such an exchange is closed for other than customary weekend and holiday closing; (iii) the Securities and Exchange Commission has by order permitted such suspension; or (iv) an emergency exists as determined by the Securities and Exchange
Commission.

DETERMINATION OF NET ASSET VALUE

Information concerning the calculation of the Fund's net asset value can be found in the Prospectus in the section entitled "PURCHASE AND REDEMPTION OF SHARES."

MANAGEMENT OF THE FUND

The names of the Trustees of the Fund and their principal occupations and affiliations for the past five years are as follows:

TRUSTEES
Name and Position(s) with Fund
Principal Occupation During Past 5 Years

James E. Jordan* Chairman and Trustee
Chairman, Board of Trustees of Penn Square Mutual Fund and Scottish Widows International Fund. President,
Chief Investment Officer and Director of Penn Square
Management Corporation. President of William Penn
Company. Director, Leucadia National Corp., and
Mezzanine Capital & Income Trust PLC, a British investment trust company.

Lee D. Arning,  Trustee
Trustee and Retired executive. Director and Treasurer,
The Lighthouse Inc., Vice Chairman of Burdette Tomlin
Memorial Hospital, Cape May Court House, N.J., Formerly
Vice Chairman, Chief Investment Officer and a Director of USLIFE Corp. Trustee, Penn Square Mutual Fund and
Scottish Widows International Fund.

Gail M. Harrity,  Trustee
Chief Operating Officer of the Philadelphia Museum of Art,
1996 to present. Deputy Director for Finance and Administration of the Solomon R. Guggenheim Museum, 1989 to date. Assistant
Treasurer of the Metropolitan Museum of Art from 1982 to 1989. Trustee, Penn Square Mutual Fund and Scottish
Widows International Fund.

Paul J. Lawler,  Vice Chairman and Trustee
Vice President for Finance of Rensselaer Polytechnic
Institute since 1985. Previously, Director of
Investment Planning and Assistant Vice President for
Finance, and Treasurer of Columbia University
(1976-1985). Trustee, Penn Square Mutual Fund and
Scottish Widows International Fund.

Emmett M. Murphy, CFA*,  Trustee
General Partner, Threshold Investment LP, 1996.
Partner, Luther King Capital Management Corp. 1981 to
1995. Previously, Investment Consultant, Rodgers, Casey
& Barksdale (1979-1981). Trustee, Penn Square Mutual
Fund and Scottish Widows International Fund.

John D. Tenhula, PhD., Trustee
President and Chief Executive Officer of the Balch
Institute since 1991. Previously, Legal Officer, United
Nations High Commissioner for Refugees. Adjunct
Professor, School of International Affairs, Columbia
University from 1979 to date. Trustee, Penn Square
Mutual Fund.

Ferdinand Thun,  Trustee
Formerly Director of Planned Giving for Lehigh
University since 1974. Managing Partner of Thun
Partnership since 1986. Trustee, Penn Square Mutual
Fund.


1996 Trustee Compensation
                              William Penn       William Penn
                            Interest Income          Fund
Name                             Fund               Family*

James E. Jordan                $     -0-          $      -0-
Lee D. Arning                      4,000              12,000
Gail M. Harrity                    4,000              12,000
Paul J. Lawler                     4,000              12,000
Emmett M. Murphy                     -0-                 -0-
John Tenhula                       4,000               8,000
Ferdinand Thun                     4,000               8,000

*The William Penn family of funds consists of the following: Scottish Widows International Fund, Penn
Square Mutual Fund, and the William Penn Interest
Income Fund.

INVESTMENT ADVISOR AND SUB-ADVISOR

Penn Square Management Corporation serves as the Fund's investment advisor (the "Advisor"). The Advisor has agreed to provide investment advisory services as described in the Prospectus and set forth in the advisory agreement between the Fund and the Advisor.
The fees to be paid to the Advisor are set forth in the Prospectus. If expenses borne by a Portfolio in any fiscal year exceed the applicable expense limitations imposed by state securities regulations, the Advisor has agreed to reimburse a Portfolio for such excess expenses up to the amount of its advisory fee;
provided, however, that to the extent required by such state securities regulations, the Advisor has agreed to effect such reimbursement regardless of the amount of its advisory fee. Unless otherwise required by law, such reimbursement would be accrued and paid on the same basis that the advisory fee is accrued and paid by a Portfolio.
The advisory agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the advisory agreement, except a less resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.
Miller, Anderson & Sherrerd LLP (the "Sub-Advisor") serves as an investment advisor for the Portfolios pursuant to a sub-advisory agreement with the Advisor.
The Sub-Advisor furnishes advice with respect to what securities should be purchased on a regular basis. The
Advisor will pay the Sub-Advisor fees as set forth in the Prospectus.

DISTRIBUTOR

Penn Square Management Corporation acts as distributor of Fund shares (the "Distributor"). Shares are sold on a continuous basis by the Distributor as agent and the Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares. Copies of the Prospectus and other sales literature may be obtained by contacting the Distributor. (See Prospectus section entitled "Shareholder Services.") The Fund has a maximum Class A sales charge of 4.75% for all Portfolios except the Money Market Income Portfolio, as set forth in the Prospectus. Such sales charges will be paid to the Distributor, who may in turn pay such sales charge to dealers as a commission for generating sales.

DISTRIBUTION OF SHARES

Class A Shares: Pursuant to Rule 12b-1 promulgated pursuant to the Investment Company Act of 1940 ("1940
Act"), the Fund has adopted a Distribution Plan (the
"Plan") which, together with the related Distribution
Agreement between the Fund and the Distributor (the
"Distribution Agreement"), is described in the Prospectus. Under the Plan, the Distributor may be reimbursed for expenses at an annual rate not exceeding
 .50% of the respective Portfolio's net assets. Such expenses may include payment to certain broker/dealers and financial companies ("Service Organizations") that provide distribution and administrative services to their clients such as: (i) processing purchase and redemption orders with the Distributor; (ii) providing clients with a service that invests the assets of their accounts in Portfolio shares pursuant to preauthorized instructions; (iii) processing dividend payments from the Fund on behalf of clients and assisting clients in changing dividend options, account designations, and addresses; (iv) arranging for bank wires; (v) providing subaccounting services with respect to Portfolio shares; and (vi) providing distribution services and any other services as the Fund or the Distributor may reasonably request.
A report of the amounts paid to the Distributor and Service Organizations, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs that the Portfolio may bear for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by a majority of the Board of Trustees, and by a majority of the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or in any related Distribution Agreement (the "Independent
Trustees"), by vote case in person at a meeting called for the purpose of considering such amendments. (The
1940 Act requires that the incumbent Independent
Trustees be responsible for the selection and nomination of persons to serve as Independent
Trustees.) The Plan and the related Distribution
Agreement have been approved, and are subject to annual approval by, a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan and the Distribution
Agreement are each terminable at any time by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the shares of a Portfolio, and each will terminate automatically in the event of its assignment. The Distribution Agreement is also terminable by the Distributor.


Class C Shares: The Fund has adopted a Distribution
Plan for Class C shares to compensate the Distributor for its services and costs in distributing Class C shares. Under the Plan, the Fund pays the Distributor an annual 12(b)1 Distribution Fee of 0.75% per year on Class C shares. The Distributor also receives a Service
Fee of 0.25% per year. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. The distribution Fee allows investors to buy Class C shares without a front end sales charge while permitting the Distributor to compensate dealers who sell Class C shares. The Distribution Fee and Service Fee increase
Class C expenses by 1.00% of average net assets per year.
The Distributor pays sales commissions of 1.00% of the purchase price to dealers from its own resources at the time of the sale. The Distributor retains the Distribution Fee during the first year shares are outstanding to recoup the sales commission it pays, the advances of service fee payments it makes, and its financing costs. The Distributor plans to pay the Distribution Fee as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

ADDITIONAL INVESTMENT INFORMATION

U.S. Government Securities: U.S. Government securities are those which are issued by the U.S. Treasury and backed by the full faith and credit of the U.S.
Government such as U.S. Treasury bills, U.S. Treasury notes, and U.S. Treasury bonds. Securities issued by the various agencies and instrumentalities of the U.S.
Government may or may not be backed by the full faith and credit of the U.S. Government. Securities not backed by the full faith and credit of the U.S.
Government may be supported by any of the following:
(i) the right of the issuer to borrow from the U.S.
Treasury; (ii) the discretionary authority of the Treasury to purchase obligations of the agency; or
(iii) only by the credit of the agency or instrumentality. For securities not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meets its commitments.

Municipal Securities: The two principal classifications of municipal securities are bonds and notes. Municipal bonds, which are intended to meet longer term capital needs, can be classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The payment of the principal and interest on industrial development bonds (a form of revenue bond) is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
Zero coupon obligations are purchased at substantial discounts from their face value which represents imputed interest if held until maturity.
Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and tax-exempt commercial paper. Anticipation notes are issued in anticipation of the municipality receiving taxes, bond proceeds, or other revenues;
construction loan notes are issued during the construction phase of a project.

Mortgage-Backed Securities: Mortgage-backed securities include pass-through securities, participation certificates, and collateralized mortgage obligations that may be issued by GNMA, FNMA, other quasi-governmental agencies, or private issuers such as banks. If such a security is purchased at a premium because its fixed rate of interest exceeds current levels, the premium is not guaranteed and a decline in value of the security, especially as a result of prepayments of the underlying mortgages, may result in a loss of the premium. As prepayments and scheduled principal payments on mortgage-backed securities are received they must be reinvested at then prevailing rates, which could be lower than the rate on the original security.

Collateralized Mortgage Obligations: CMOs are securities which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through are allocated to tranches in a predetermined, specified order. Each tranche has a "stated maturity"_the latest date by which the tranche can be completely repaid, assuming no prepayments and has an "average life"_the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Credit Analysis: The investment advisor or sub-advisor will perform its own credit analysis of all securities to be invested in by the Portfolios, except for U.S.
Government securities, which are presumed to be riskless. In making its credit analysis, the advisor or sub-advisor will rely to a significant extent on the ratings assigned by Moody's and S&P for all rated securities. While many securities carry identical investment ratings, there are nevertheless quality differences among them. Hence, the purpose of credit analysis is to identify those securities within a credit rating which represent improving financial situations and, therefore, represent less risk.

Portfolio Turnover: Only the Money Market Income
Portfolio is expected to have a high portfolio turnover due to the short maturities of the securities purchased, although this should not increase costs because brokerage commissions are not usually charged on the purchase or sale of money market securities. The rate of turnover for each of the Portfolios should not exceed 100%; however, the specific rate will depend upon market and other conditions, and will not by itself be a limiting factor if the advisor believes that Portfolio changes are necessary.

Repurchase Agreements: In order to minimize exposure, the Fund will only enter into repurchase agreements with federally insured banks having assets in excess of $1 billion, and registered securities dealers acceptable to the Fund's advisor.

Liquid Reserves: Each Portfolio may hold short-term, interest bearing liquid reserves if the advisor believes that it is advisable for temporary or emergency purposes, or to maintain liquidity.

Lending of Securities: Each Portfolio may lend its investment securities to qualified brokers, dealers, banks, or other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least
100% of the current market value of the loaned securities.

Foreign Investments: The Quality Income Portfolio and the New York and Pennsylvania Tax-Free Income
Portfolios are permitted to invest in foreign securities, but such securities may not exceed 15% of the value of the Portfolio's total net assets.

Futures Contracts, Options on Futures Contracts and
Options: Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

Interest Rate and Currency Swaps: An interest rate swap is an agreement to exchange the interest income generated by one fixed-income instrument for the interest income generated by another fixed-income instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes fixed interest rates and prices, interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operation on these indices). For example, a Portfolio may agree to swap the income stream generated by a fixed rate instrument which it already owns for the income stream generated by a variable rate instrument owned by another party. The currency swaps in which the Fund's Portfolios may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and/or final exchanges that correspond to the agreed upon notional amount.
The Portfolios will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio).

Forward Foreign Currency Exchange Contracts: The
Quality Income Portfolio may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities. The Portfolio may not enter into such contracts for speculative purposes. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Portfolio to a limited extent against adverse changes in exchange rates between foreign currencies and the U.S. dollar. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of a currency, do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, likewise they tend to limit potential gain if the value of such currency increases.

When-Issued Securities: The Portfolios, except the
Money Market Portfolio, may purchase securities on a "when-issued" basis. In buying "when-issued" securities, a Portfolio commits to buy securities at a certain price even though the securities may not be delivered for up to 90 days. No payment or delivery is made by a Portfolio in a "when-issued" transaction until the Portfolio receives payment or delivery from the other party to the transaction. Although a Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

YIELD AND TOTAL RETURN CALCULATIONS

The seven day yield in the Money Market Income
Portfolio for the period ending December 31, 1996, was 4.60% on an annualized basis, for an effective yield of 4.71%. The annualized yield is computed by accumulating dividends paid during the seven day base period, exclusive of capital changes, for a hypothetical preexisting account in the Money Market Income
Portfolio having a balance of one share at the beginning of the period. This total base period return is multiplied by 365/7 to obtain the annualized yield.
The effective yield is calculated similarly but the calculation assumes that the income earned by an investment in the Money Market Income Portfolio is reinvested.
The standardized thirty day yield for the Pennsylvania
Tax-Free Income Portfolio, Quality Income Portfolio,
New York Tax-Free Income Portfolio, and U.S. Government
Securities Income Portfolio for the period ended December
31, 1996, was 3.62%, 5.50%, 4.58%, and 5.07%, respectively;
Interest used in computing these yields is calculated by determining the yield to maturity of each obligation based on the market value of the obligation, including accrued interest as of the last business day of the month, or the purchase price plus accrued interest for obligations purchased during the month. The yield to maturity is divided by 360 and multiplied by the market value of the obligation to determine interest income for each day of the subsequent month. The net investment income determined during the base period is divided by the maximum offering price per share on the last day of the thirty day base period times the average number of shares outstanding during the base period. The maturity of an instrument with a call feature is the next call date on which the obligation reasonably may be expected to be called. The coupon rate of interest is used in lieu of the yield to maturity in the case of a tax-exempt obligation issued without original issue discount and having a current market discount.
The capital changes excluded from the above calculations are realized gains and losses from the sale of securities and unrealized appreciation and depreciation.
The Portfolios' quoted yields are not indicative of future yields. The yields will depend upon factors such as Portfolio maturity, the Portfolio expenses, and the types of instruments held by a Portfolio.
The average annual return for the Pennsylvania Tax-Free
Income Portfolio, Quality Income Portfolio, and U.S.
Government Securities Income Portfolio for the year ended December 31, 1996, was -1.95%, -0.05%, and
-1.10%; and for the five years ended December 31, 1996 was 5.48%, 6.84%, and 6.50%, respectively. These returns are based on a standard calculation which is computed by finding the average annual compounded rates of return that would equate a hypothetical investment of $1,000 (subtracting the maximum sales load and taking into account daily reinvestment) to the ending redeemable value of the initial investment.

Additional Information Concerning Taxes

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders which are not described in the Prospectus.
No attempt is made to present a detailed explanation of the tax The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders which are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Investors are urged to consult with their tax advisors with specific reference to their own tax situation. Investors are also cautioned that the discussions here and in the Prospectus are based on the law and regulations which are in effect on the respective dates of this Statement of Additional
Information and the Prospectus and that such laws and regulations may subsequently be changed by legislative or administrative action.
 Interest on indebtedness incurred to purchase or carry shares in the Fund may be wholly or partially nondeductible for federal income tax purposes, depending on an investor's personal tax situation. In addition, interest on indebtedness incurred to purchase or carry shares in the Pennsylvania Tax-Free Income
Portfolio will be nondeductible to the extent attributable to the production of exempt-interest dividends.
Information as to the tax status of dividends of the Pennsylvania and New York Tax-Free Income Portfolios will be provided annually showing, on an average basis, that portion which is taxable and that portion which is tax-exempt based on income received during the previous year. Shareholders who have not been in the Pennsylvania or New York Tax-Free Income Portfolios for a full calendar year may have designated as tax-exempt a percentage of income which is not equivalent to the actual amount applicable to the period for which they have held their shares.
Each Portfolio is required by law to withhold 31% of reportable payments paid to shareholders who have not certified, on a form supplied by the Portfolio, that the taxpayer identification number provided is correct and that the shareholder either is not currently subject to backup withholding or is exempt from backup withholding.
Gain or loss realized on the sale, exchange or redemption of shares in the U.S. Government Securities
Income Portfolio, Money Market Income Portfolio, or the
Quality Income Portfolio (the "Taxable Portfolios") is subject to the same rules of federal income taxation that are applicable to equity securities generally, except that any loss incurred on a taxable disposition of such shares held for six months or less (other than through a periodic redemption plan) will be treated as a long-term capital loss to the extent of any distributed or allocated undistributed long-term capital gain during the period the shares were held.
Similarly, any loss on the taxable disposition of shares in the Pennsylvania or New York Tax-Free Income
Portfolio held for six months or less (other than through a periodic redemption plan) will be disallowed to the extent of any exempt interest dividends received. Applicable Treasury regulations require the Fund to file an informational return with the Internal
Revenue Service to report each redemption of shares held by a nonexempt shareholder (except for redemptions by the Money Market Income Portfolio).
Because substantially all of the net investment income of the Taxable Portfolios will arise from earned interest, only a small portion, if any, of the dividend distributions will be eligible for the 70% dividends received deduction for corporations. Further, any such portion which is otherwise eligible for the 70% dividends received deduction may be reduced or eliminated as to a particular corporate shareholder depending on how long the Taxable Portfolios' shares were held and the extent to which the acquisition of such shares is deemed financed through indebtedness. In addition, an amount taken as a dividends received deduction may result in an upward adjustment in a corporation's alternative minimum taxable income. An individual shareholder is no longer entitled to the $100 dividends received exclusion.
Each Portfolio intends to declare and pay dividends and capital gains distributions so as to avoid the imposition of a 4% federal excise tax on undistributed earnings. To do so, each Portfolio expects to distribute an amount not less than (i) 98% of its calendar-year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending each October 31 (unless an irrevocable election is made to use a calendar year), and (iii) 100% of any undistributed ordinary or capital gain net income from the applicable prior twelve-month period. Dividends declared in December with a December record date will be deemed to have been paid by a Portfolio and received by its shareholders on the record date, provided that payment is made before February 1 of the following year.
The Pennsylvania and New York Tax-Free Income
Portfolios and/or certain of their shareholders may incur alternative minimum tax ("AMT") liability as a result of recent legislation. Dividends attributable to interest on certain "private activity" bonds (issued on or after August 8, 1986) must now be included in alternative minimum taxable income ("AMTI") for purposes of calculating AMT liability. Further, federally tax-free interest income from all other obligations will increase the amount of AMTI (by one-half of the amount of such income) for corporate
AMT purposes. In addition, the "Superfund Act" imposes a deductible environmental tax of .12% on a corporation's modified AMTI in excess of $2,000,000.
Exempt-interest dividends paid by the Pennsylvania and New York Tax-Free Income Portfolios that create AMT preferences for corporate shareholders will be subject to such tax.
If, for any taxable year, the Fund does not qualify for tax treatment afforded regulated investment companies, all of its taxable income would be subject to federal taxation at regular corporate rates (without any deduction for distributions to shareholders), and interest income earned on state and municipal obligations by the Pennsylvania and New York Tax-Free
Income Portfolios, although not taxable to the Portfolio, would be taxable to the shareholders of the Portfolio when distributed as dividends.

GENERAL INFORMATION

DESCRIPTION OF SHARES

The Fund is an open-end, diversified, management investment company organized as a Pennsylvania common law trust pursuant to a Declaration of Trust dated
April 14, 1987 (the "Trust"). Pursuant to the Trust, the Board of Trustees is authorized to issue an indefinite number of shares of beneficial interest and to classify or reclassify any unissued shares by setting or changing in any one or more respects, from time to time before the issuance thereof, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption. The Trustees' power to classify or reclassify any unissued shares includes the power to classify or reclassify classes of shares and to divide any class into one or more sub-classes. Accordingly, the Trustees may, without shareholder approval, authorize the issuance of shares in investment portfolios in addition to the present Portfolios of the Fund, each having its own investment objective and policies.
As of the date of this Statement, the Trustees have authorized the issuance of shares of beneficial interest in the Money Market Income Portfolio, U.S.
Government Securities Income Portfolio, Quality Income
Portfolio, New York Tax-Free Income Portfolio and
Pennsylvania Tax-Free Income Portfolio. Each share in a
Portfolio represents an equal proportionate interest in the Fund with each other Fund share and is entitled to such dividends and distributions out of the Fund's income as are declared at the discretion of the Trustees. In the event of the liquidation or dissolution of the Fund, shares of the Portfolio are entitled to receive any assets belonging to the Portfolio which are available for distribution.
The 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. The approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of such Portfolio. Conversely, the ratification of the appointment of independent public auditors, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Fund voting without regard to class.
The Fund shares have no preemptive rights and only such conversion or exchange rights as set forth in the Prospectus or as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus, the Fund shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of Fund shares and redemption provisions with respect to such shares, see "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION."
Shareholders are entitled to one vote for each share held, will vote in the aggregate and not by Portfolio except as otherwise required by the 1940 Act or when the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio. As a Pennsylvania common law trust, the Fund is not required to, and does not intend to, hold annual shareholder meetings.
In this Statement of Additional Information and the Prospectus, any reference to a required majority shareholder vote of the Fund or of a Portfolio means the lesser of (a) 67% of the shares of the Fund
(irrespective of class) or of the particular Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund or Portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund
(irrespective of class) or of the Portfolio.

REPORTS

Shareholders will receive unaudited semi-annual reports and quarterly updates describing the Fund's investment operation and annual financial statements audited by independent auditors.

COUNSEL

The law firm of Stevens & Lee serves as counsel to the Fund and will pass upon the legality of the shares offered hereby. Stevens & Lee has offices at 607
Washington Street, Reading, Pennsylvania 19601. Stevens
& Lee also serves as counsel to Penn Square Management
Corporation, the distributor and advisor of the William
Penn family of funds registered investment companies also managed by Penn Square Management Corporation.


Appendix

DESCRIPTION OF RATINGS
Bond ratings apply to long-term debt obligations, generally those with maturities longer than three years. The following summarizes the highest four ratings used by Standard & Poor's Corporation for bonds:
AAA - This is the highest rating assigned by Standard &
Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhere more susceptible to the adverse effects of change in circumstances and economic conditions than bonds in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
To provide more detailed indications of credit quality, the "AA" through "B" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.
Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The rating C is reserved for income bonds on which no interest is being paid. Bonds rated D are in default, and payment of principal and/or interest is in arrears.
The following summarizes the highest four ratings used by Moody's Investors Service, Inc. for bonds:
Aaa -Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa - Bonds that are rated Baa are considered as medium-grade obligations: i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier
1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier
2 indicates a midrange ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.
Bonds which are rated Ba are judged to have speculative elements. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Standard & Poor's uses the ratings SP-1, SP-2 and SP-3 for short-term note issues (generally due in three years or less). SP-1 means the issuer has a strong or very strong capacity to pay principal and interest
(SP-1 + indicates overwhelming safety); SP-2 signifies satisfactory capacity. Both SP-1 and SP-2 are considered high quality.
The following are the two highest ratings used by Moody's for short-term notes (generally due in three years or less) and variable rate demand obligations:
MIG-1/VMIG-1_Obligations bearing these designations are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing, or both.
MIG-2 Obligations bearing these designations are of high quality, with ample margins of protection although not so large as the preceding group.
Commercial paper (obligations with an original maturity of one year or less) rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted A-1 +. Issuers rated A-2 have a slightly smaller degree of safety than those rated A-1, but their commercial paper is still considered to be high quality.
The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations, such that their commercial paper is also considered to be high quality.
DESCRIPTION OF RATINGS
Bond ratings apply to long-term debt obligations, generally those with maturities longer than three years. The following summarizes the highest four ratings used by Standard & Poor's Corporation for bonds:
AAA - This is the highest rating assigned by Standard &
Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhere more susceptible to the adverse effects of change in circumstances and economic conditions than bonds in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
To provide more detailed indications of credit quality, the "AA" through "B" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.
Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The rating C is reserved for income bonds on which no interest is being paid. Bonds rated D are in default, and payment of principal and/or interest is in arrears.
The following summarizes the highest four ratings used by Moody's Investors Service, Inc. for bonds:
Aaa -Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa - Bonds that are rated Baa are considered as medium-grade obligations: i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier
1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier
2 indicates a midrange ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.
Bonds which are rated Ba are judged to have speculative elements. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Standard & Poor's uses the ratings SP-1, SP-2 and SP-3 for short-term note issues (generally due in three years or less). SP-1 means the issuer has a strong or very strong capacity to pay principal and interest
(SP-1 + indicates overwhelming safety); SP-2 signifies satisfactory capacity. Both SP-1 and SP-2 are considered high quality.
The following are the two highest ratings used by Moody's for short-term notes (generally due in three years or less) and variable rate demand obligations:
MIG-1/VMIG-1_Obligations bearing these designations are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing, or both.
MIG-2 Obligations bearing these designations are of high quality, with ample margins of protection although not so large as the preceding group.
Commercial paper (obligations with an original maturity of one year or less) rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted A-1 +. Issuers rated A-2 have a slightly smaller degree of safety than those rated A-1, but their commercial paper is still considered to be high quality.
The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations, such that their commercial paper is also considered to be high quality.


Trustees

James E. Jordan, Chairman
Paul J. Lawler, CFA, Vice Chairman
Lee D. Arning
Gail M. Harrity
Emmett M. Murphy, CFA
John D. Tenhula, Ph.D.
Ferdinand Thun

Officers
James E. Jordan, President
Dennis J. Westley, CPA, V.P. & Treasurer
Sandra J. Houck, Secretary





                         PART C
                    OTHER INFORMATION
Item 24   Financial Statements and Exhibits

          (a)  Financial Statements
               (1)  The Prospectus contains the Condensed
                    Financial Information as of December
                    31, 1996 under Financial Highlights.
               (2)  The following financial statements,
                    each as of December 31, 1996, are
                    Incorporated by reference into the
                    Statement of Additional Information
                    From the Registrant's 1996 Annual
                    Report:
                    Statement of Investments
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Statement of Changes in Net Assets
                    Notes to Financial Statements

          (b)  Exhibits:
               (1)  Consent of Independent Accountants

               (2)  All other exhibits are incorporated
                    By reference to Registrant's
                    Form N1-A effective October 1, 1987
                    And registered under File No. 14609


Item 25   Persons Controlled by or Under Control with Registrant
          Inapplicable

Item 26   Number of Holders of Securities

          As of February 21, 1997, the Registrant's Portfolios had the following numbers of shareholders of record in both classes of shares (class A and class C):
          (1) Money Market Income Portfolio-1,522; (2) Quality Income Portfolio-867; (3) U.S. Government Securities Income Portfolio-1,121; (4) Pennsylvania Tax-Free Income Portfolio-2,992; and (5) New York Tax-Free Income Portfolio-9.



Item 27   Indemnification
          Indemnification of Registrant's principal Under-writer against certain losses is provided in Section
          11 of the Distribution Agreement.
          The Declaration of Trust provides for indemnification of Trustees as set forth in Section 13 thereof.
          Registrant will comply with Rule 484 under the Securities Act of 1940 in connection with any indemnification. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise
          Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifi-cation is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
          (other than the payment by registrant of expenses incurred or paid by a director, officer or controlling person of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or pro-ceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28 Business and Other Connections of Investment Advisor To Registrant's knowledge, none of the directors or officers of Penn Square Management Corporation, except those set forth below, is, or has been at any time during the past two calendar years, engaged in any other business, profession, vocation or employ-ment of a substantial nature. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Penn Square Management Corporation who are or have been engaged in any other business, profession, location or employment of a substantial nature.

               Name                     Position with
                                   Penn Square Management
                                        Corporation
          James E. Jordan          President and Director
          John W. Jordan, II       Director
          David W. Zalaznick       Director

          Mr. James Jordan is an executive with, and Messrs.
          John Jordan and David Zalaznick are partners of The
          Jordan Company, New York, NY. The Jordan Company is a private investment banking partnership.

Item 29   Principal Underwriter
          (a) Penn Square Management Corporation acts as distributor for and investment advisor to the William Penn Interest Income Fund and the
               Scottish Widows International Fund.

          (b) The Directors and executive officers of Penn Square Management Corporation are as follows:
Name and Principal  Positions and Offices    Positions and Offices
Business Address    with Penn Square         with Registrant
                    Management Corporation
James E. Jordan     President & Director     Chairman, President
                                             And Trustee
Dennis J. Westley   Sr. V.P.                 Vice President &
                    Finance & Administration Treasurer
Sandra J. Houck     Secretary                Secretary

Kevin J. Mailey     Sr. V.P. for Marketing   None

John W. Jordan II   Director                 None

David W. Zalaznick  Director                 None

The principal business address for each of the above is 2650
Westview Drive, Wyomissing, PA 19610

          (C)  Inapplicable

Item 30   Location of Accounts and Records

          (1) Penn Square Management Corporation, 2650 Westview Drive, Wyomissing, PA 19610 (records relating to Its functions as distributor, transfer agent, dividend paying agent, investment advisor, and Registrant's Declaration of Trust).

          (2)  CoreStates Bank, P. O. Box 7618, Philadelphia,
               PA 19101 (records relating to its function as custodian)

Item 31   Management Services
          None

Item 32   Undertakings
          The Registrant undertakes to furnish to any person to whom a prospectus is delivered a copy of Registrant's latest annual report upon request and without charge.





                   THE WILLIAM PENN FUNDS

WILLIAM PENN INTEREST INCOME FUND PORTFOLIOS

U.S. Government Securities Income
Quality Income
New York Tax-Free Income
Pennsylvania Tax-Free Income
Money Market Income

December 31, 1996

ANNUAL REPORT


William Penn Interest Income Fund
Annual Report 1996


January 14, 1997

Dear Shareholders:

Performance information for the William Penn Interest
Income Fund portfolios for 1996 is shown on page 2 of this Report. Returns as always are shown on a total rate of return basis, which incorporates both the interest earned, or yield, of a fund, as well as any capital appreciation or depreciation realized during the period, net of all expenses. As you can see, almost all of the portfolios significantly outperformed their Lipper peer fund groups in 1996, as indeed they have generally done since inception. Also during 1996, both the U.S.
Government Securities Fund and the Quality Income Fund appeared several times among the "Top 15" funds in the Wall Street Journal's Mutual Fund Scorecard; the
Government Fund appears there again today.
Compared to the sizeable rates of return from fixed-income investments in 1995, those of 1996 may seem paltry, but in fact, they reflect the continuing good news on inflation - that it remains relatively low and shows no imminent danger of igniting in 1997. The economy in general appears to be moving along at a 2-3% growth rate, which is the desired "sustainable, non-inflationary" rate. Moreover, the federal deficit should show another substantial decline in 1997 - the fifth such decline in a row - and Congress and the Administration seem committed to achieving a balanced budget and fixing the structural funding problems of Medicare and Social Security. Finally, and importantly, the international environment also remains favorable toward U.S. bonds. European and Japanese economies are weak, and consequently, their interest rates are low, which makes our yields attractive to foreign investors.
All of this would argue for interest rates to remain stable this year, and possibly decline a bit. There are, however, concerns that cannot be ignored. At current rates of inflation, "real" interest rates (long-term rates less the inflation rate) are moderately attractive at around 3.50%, but this rate is below its average for the past 15 years. Furthermore, the U.S. labor market is tight, which historically would have signaled general wage increases and consequent inflationary pressures. Our managers, however, feel that even after the year-end 1996 bond rally, bonds still offer good value. Thus, we begin the new year with our usual guarded optimism.

With best regards,
Sincerely yours,




James E. Jordan
Chairman


Portfolio Highlights: December 31, 1996

Portfolio
U.S.
GovernmentNew YorkPennsylvaniaMoney
SecuritiesQualityTax-FreeTax-FreeMarket
IncomeIncomeIncomeIncomeIncomeIncome
Total Net
Assets$38,853,499$31,611,283$256,070$131,378,649$18,676,376

Class A:
Shares
Outstanding3,655,9992,961,21925,17911,755,48318,676,376
Net Asset Value Per Share$10.58$10.49$10.17$11.04$1.00
Maximum Offering Price Per
Share$11.11$11.01$10.68$11.59$1.00
(Reduced for purchases of $50,000 or more)

Class C:
Shares Outstanding
15,930 52,266 -0- 149,862 n/a
Net Asset Value & OfferingPrice/Share
$10.56 $10.47 $10.17 $11.03 n/a

Average Portfolio Maturity
8.6 years 8.5 years 8.8 years 9.3years 15 days
Average Portfolio Duration*
5.1 years 4.9 years 5.1 years 5.1years 15 days



One Year Ended 12/31/96
3.83% 4.93% 5.16%(1)  2.94% 4.83%
Lipper Comparative Averages
1.72% 3.19% n/a 3.52% 4.80%

Five Years Ended 12/31/96
43.85% 46.14% n/a 37.08% 20.99%
Lipper Comparative Averages
33.20% 49.12% n/a 40.13% 21.42%



One Year Ended 12/31/96***-1.10%-0.05%n/a-1.95%4.83%
Five Years Ended 12/31/96***6.50%6.84%n/a5.48%3.88%

Five Years Ended 12/31/96**7.54%7.88%n/a6.51%3.88%
Lipper Comparative Averages5.90%8.32%n/a6.98%3.96%

    Source of return information: Lipper Analytical
Service
(1) For the three quarters ended 12/31/96.
* Weighted average time to receipt of total return objective.
** Excludes initial sales charge of 4.75%.
***Adjusted to reflect initial maximum sales charge of 4.75%, except Money Market Portfolio.

Past performance is not predictive of future performance.
Investment return and principal value may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report is for the information of shareholders of William Penn Interest Income Fund. It must not be distributed to other than such shareholders unless it has been preceeded by, or is accompanied by, a Prospectus by which all offerings of the Fund's shares are made. Class
A offering price includes a maximum sales charge of 4.75%.


Summary of Investments: December 31, 1996

Portfolio
Average
% of NetStandard & Poor's
CategoryAssetsMarket ValueRating
U.S. Government Securities Income Portfolio

Government National Mortgage Association43.4%$
16,867,022Agency
Federal National Mortgage Association21.5%8,362,250Agency
United States Treasury Obligations18.2%7,080,782Treasury
Resolution Trust Corporation9.7%3,767,941Agency
Asset-Backed Securities
   5.0%   1,955,454AAA
Federal Home Loan Mortgage Corp.5.0%1,945,364Agency
Small Business Administration and
CMO's2.9%1,079,076Agency
Total Investments105.7%41,057,889
Short-term Investment43.6%16,953,865AAA
Other assets less liabilities -49.3%(19,158,255)
TOTAL NET ASSETS100.0%$  38,853,499Agency

Quality Income Portfolio
Mortgage-Backed Securities66.2%$     20,926,311Agency
United States Treasury Obligations22.9%7,232,376Treasury
Corporate Bonds9.4%2,966,024BBB
Foreign Bonds (Yankee)1.2%394,907BB
Total Investments99.7%31,519,618
Short-term Investment34.4%10,860,474AAA
Other assets less liabilities -34.1%(10,768,809)
TOTAL NET ASSETS100.0%$  31,611,283AA+

New York Tax-Free Income Portfolio
General Obligation Bonds63.3%$       162,062AA+
Revenue Bonds29.5%75,548AA+
Total Investments92.8%237,610
Short-term Investment5.9%15,127AAA
Other assets less liabilities1.3%3,333
TOTAL NET ASSETS100.0%$      256,070AA+

Pennsylvania Tax-Free Income Portfolio
General Obligation Bonds41.0%$   53,831,166AA+
Revenue Bonds38.5%50,578,316AA+
Zero Coupon Debentures19.1%25,043,068AAA
Total Investments98.6%129,452,550
Short-term Tax-Free Investment0.5%744,326AAA
Other assets less liabilities0.9%1,181,773
TOTAL NET ASSETS100.0%$131,378,649AA+

Money Market Income Portfolio
Commercial Paper82.7%$    15,455,831A-1
Short-term Investment16.3%3,035,234AAA
Total Investments99.0%18,491,065
Other assets less liabilities1.0%185,311
TOTAL  NET ASSETS100.0%$  18,676,376AA+
U.S. Government Securities Income
Portfolio Investments: December 31, 1996

Standard
PrincipalMaturityInterestMarket& Poor's
AmountDateRateValueRating

UNITED STATES TREASURY$   1,000,00019975.100%$
966,972Treasury
BONDS and STRIP -
18.2%2,000,00019975.150%1,926,044Treasury
2,000,00019975.220%1,917,600Treasury
(1) 1,700,00019997.125%1,746,752Treasury
425,00020208.750%523,414Treasury
7,125,0007,080,782

GOVERNMENT33,0342011-201216.000%37,780Agency
NATIONAL MORTGAGE324,1062011-201215.000%369,890Agency
ASSOCIATION - 43.4%59,598201214.500%66,771Agency
10,820201114.000%12,316Agency
25,504201413.750%26,764Agency
17,516199913.500%18,275Agency
318,4491999-201513.000%348,024Agency
111,7111999-201512.750%120,312Agency
421,3261999-201412.500%460,764Agency
90,0072013-201512.250%96,224Agency
766,5141999-201512.000%867,937Agency
77,9042013-201511.750%88,009Agency
2,058,4741999-202011.500%2,330,042Agency
580201511.250%624Agency
87,9922010-201711.000%98,613Agency
192,4641997-200110.500%206, 390Agency
4,050,00020258.000%4,152,466Agency
7,500,0002022-20267.500%7,565,821Agency
16,145,99916,867,022

FEDERAL HOME LOAN4,171201115.500%4,707Agency
MORTGAGE CORP. - 5.0%8,990201114.750%10,146Agency
139,5402011-201214.500%157,284Agency
562201214.000%632Agency
45,812201113.750%51,439Agency
17,399201313.500%19,512Agency
63,757201413.250%71,406Agency
70,7331999-201513.000%73,349Agency
9,390201312.750%10,486Agency
27,3652000-201212.500%30,509Agency
12,011200012.000%12,496Agency
118,979201111.750%132,997Agency
11,123201711.000%12,436Agency
1,350,00020267.500%1,357,965Agency
1,879,8321,945,364




(1) A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open future contracts.



U.S. Government Securities Income
Portfolio Investments: December 31, 1996 (Continued)

Standard
PrincipalMaturityInterestMarket& Poor's
AmountDateRateValueRating

FEDERAL$       7,801201215.000%$       8,832Agency
NATIONAL MORTGAGE48,326201214.500%54,595Agency
ASSOCIATION - 17.7%6,573201414.000%7,410Agency
4,471201413.750%5,034Agency
274,962201413.500%309,302Agency
47,6412000-201513.000%53,388Agency
118,2492010-201512.750%132,264Agency
10,370201312.500%11,577Agency
21,4892005-201312.250%23,912Agency
11,4611998-201212.000%12,711Agency
6,236201511.750%6,884Agency
6,375,0002024-20267.000%6,281,915Agency
6,932,5796,907,824

COLLATERALIZED
MORTGAGE OBLIGATIONS  - 5.9%
Donaldson Lufkin Jenrette 473,17220037.400%480,743AAA
Morgan Stanley Mortgage Trust 28
8300,00020189.400%312,185AAA
FNMA Tr 90-1185303,726202027.590%462,977Agency
FNMA Tr 92-33S250,000202213.470%271,867Agency
FNMA Tr 91 7J1,065,00020210.000%719,582Agency
2,391,8982,247,354

ASSET - BACKED
SECURITIES - 5.0%
First Merchant Auto 96 C A2300,00020016,150%298,560AAA
CPS Auto GT 96 3 A200,00020026.300%200,031AAA
Preferred Mortgage 96 2 A2325,00020056.320%324,383AAA
First Plus 96 4 A3250,00020096.280%249,975AAA
Delta Funding 96 3 A2300,00020116.525%298,980AAA
First Union 96 2 A2300,00020116.460%299,340AAA
Champion HEL Tr 96 4 A2275,00020116.660%284,185AAA
1,950,0001,955,454

OTHER - 10.4%
SBA359,3012000-20037.625%286,148Agency
Resolution Trust Funding
Corp.3,150,00001/15/218.625%3,767,941Agency
3,509,3014,054,089

SHORT-TERM INVESTMENT - 43.7%
Commercial Paper:
Barclays US Funding1,250,00001/09/975.400%1,248,313
        A-1+
John Deere1,250,00001/02/975.420%1,244,166A-1
General Electric Credit
Corp1,250,00001/06/975.310%1,249,058              A-1+
International Business
Machines1,250,00001/06/975.330%1,240,376A-1
Ford Motor Credit Corp1,250,00001/15/975.400%1,243,275A-1
Beneficial1,250,00001/16/975.420%1,241,531A-1
Gannett1,250,00001/17/975.370%1,246,830
A-1+
Xerox1,250,00001/22/975.650%1,245,684A-1
Sony Capital Corp1,250,00001/22/975.520%1,245,783A-1
Panasonic Financial1,250,00001/27/975.550%1,244,842A-1
Daimler Benz1,250,00001/28/975.480%1,244,672A-1

Other:
Corefund Treasury
Reserve3,259,33501/02/974.840%3,259,335AAA
17,009,33516,953,865

TOTAL INVESTMENTS (Cost $56,974,195) - 149.3%58,011,754
Cash and receivables less liabilities - (49.3%)
(19,158,255)
TOTAL NET ASSETS _ 100%$38,853,499
Bond ratings are unaudited.
See notes to financial statements.



Quality Income Portfolio
Investments: December 31, 1996

Standard
PrincipalMORTGAGE-BACKEDMaturityInterestMarket& Poor's
AmountSECURITIES - 66.2%DateRateValueRating
$     250,000Town & Country Funding Corp.08/15/985.850%$
   245,350NR
200,000FNMA TBA January09/09/997.000%189,940Agency
189,269Donaldson Lufkin Jenrette A1
CMO06/18/037.400%192,297AAA
274,304Donaldson Lufkin Jenrette
Mortgage07/15/037.200%280,969AAA
100,000ALPS 94 1 CL A409/15/047.800%102,380AA
198,985ALPS 94 1 CL C209/15/049.350%205,452BBB
150,000American Southwest 1995 C1
A1B11/17/047.400%154,890AAA*
4,966Security Pacific Home Equity
A203/10/068.900%4,985AAA
110,000Merrill Lynch 1996 C2 A204/25/066.820%111,111AAA
32,069Resolution Trust Funding
Corp.03/15/078.000%32,195Agency
9,313Resolution Trust Funding
Corp.05/25/078.000%9,349Agency
197,213Nomura Asset Securities08/13/077.100%200,526AAA
24,121GNMA PL #03501402/15/1011.000%27,188Agency
28,657GNMA PL #03836302/15/1011.000%32,301Agency
28,699GNMA PL #04169107/15/1011.000%32,348Agency
150,000 Cityscape Home Equity Loan 96 2
A504/25/118.100%155,010AAA
13,672GNMA PL #07079607/15/1311.500%15,587Agency
45,166GNMA PL #11949904/15/1511.500%51,357Agency
18,783GNMA PL #12346005/15/1511.500%21,357Agency
176,584FNMA PC 07625106/01/1512.000%201,911Agency
20,598GNMA PL #12994807/15/1511.500%23,422Agency
170,248Scotia Pacific Holding
Company07/20/157.950%170,796BBB
23,752FHLMC GP 27396412/01/1511.500%26,778Agency
49,408GNMA PL #14610701/15/1611.000%55,573Agency
156,864Mobile Energy Services01/01/178.665%163,130BBB-
186,089FHLMC GP 17026011/01/1711.000%208,070Agency
590GNMA PL #26771203/15/1910.500%654Agency
191,157FNMA PC #22181205/01/1911.000%214,493Agency
97,126ALPS 19 C1 B03/15/196.480%97,611A
95,000FNMA TR 89 22 G05/25/1910.000%105,289Agency
8,922GNMA PL #27805306/15/1910.500%9,904Agency
75,000Dillon Reed Structured
Finance08/15/199.350%67,770BB-
26,947GNMA PL #26108408/15/1910.500%29,913Agency
26,776GNMA PL #26121711/15/1910.500%29,757Agency
45,354GNMA PL #28409604/15/2010.500%50,361Agency
3,558GNMA PL #28716908/15/2010.500%3,951Agency
30,652GNMA PL #29333008/15/2010.500%34,036Agency
25,000American Housing Trust CMO09/25/209.515%25,735A
193,296FHLMC GP 55492212/01/2010.500%213,591Agency
44,529GNMA PL #30213201/15/2110.500%49,460Agency
350,000Resolution Trust Funding
Corp.01/15/218.625%418,661Agency
45,000FNMA TR 9203/25/2213.470%48,936Agency
132,539FNMA PC 19057304/01/2210.500%147,208Agency
164,545FNMA PC 30315705/01/2210.000%181,496Agency
200,000FNMA TR 96 34C Principal
Only03/25/235.854%98,514Agency
1,375,000FGLMC TBA JANUARY07/15/237.500%1,383,113Agency
296,303FNMA TR 249 Principal
Only10/25/236.565%189,634Agency
125,000FHLMC 1911 PO11/15/236.000%59,038Agency
110,000FHLMC Ser 1632 Inv Fltr11/15/235.550%87,527Agency
97,589FNMA TR 254 Principal
Only01/01/245.989%67,612Agency
97,619FHLMC GP #C0033703/01/247.000%95,910Agency
218,459FHLMC GP #D5150504/01/247.000%214,636Agency
128,248FNMA 260 Principal Only04/01/246.108%87,254Agency
200,000GE Capital Mortgage Co. 94-27
607/25/246.500%176,200AAA
121,317GE Capital TR 94-24 A407/25/247.000%112,918AAA
150,000Capstead Securities IV
94-6A09/25/247.000%139,254AAA
150,000Chase Commercial CMO09/25/247.000%149,175AAA
341,907FHLMC GP #G00576 12/01/247.000%335,924Agency
125,000GNMA TBA January06/15/2510.000%137,969Agency
150,000Advanta Mtge Loan Trust Ser 96-2
A511/25/258.080%154,890AAA
148,825Independent National Mortgage
Corp.11/25/257.500%146,399AAA
68,977Resolution Trust Funding
Corp.01/25/268.650%70,653Agency
148,766General Electric Capital Mortgage
Sec.02/25/267.000%141,994AAA
2,600,000GNMA TBA JANUARY03/15/267.500%2,621,060Agency
175,000Merrill Lynch 1996 C1 A303/25/267.420%180,985AAA
235,220Rural Housing Tr 1987 CMO04/01/263.330%219,696A-
175,000BSMSI 96-9 AI 1106/15/268.000%179,428AAA
950,000FNMA TBA JANUARY06/15/267.000%934,230Agency
150,000RAST 96 A11 A906/25/267.750%151,620AAA
150,000Residential Accredit Loan 96 -
QS708/25/267.900%152,283AAA
125,000ASC 96 D310/13/267.400%129,225AAA
149,626LB Commercial Conduit Mortgage
Trust10/25/267.416%153,950AAA*
125,000ASC 96 MD6 A 1C11/13/267.040%125,288AAA
3,825,000FHLMC GOLD TBA
JANUARY11/15/267.500%3,847,568Agency
1,850,000FNMA TBA JANUARY11/15/267.000%1,819,290Agency
934,249GNMA TBA JANUARY11/20/266.000%940,088Agency
150,000Residential Accredit Loan 96
QS711/25/268.000%153,795AAA
681,750GNMA TBA JANUARY12/20/266.000%686,224Agency
100,000MIDL 96 C2 A201/25/277.233%101,500AAA*
38,380Ryland Mortgage CMO III 903/29/308.366%38,369A-
Total Mortgage Backed Securities20,926,311
*Moody's bond rating.  Standard & Poor's not available.


Quality Income Portfolio
Investments: December 31, 1996 (Continued)

Standard
PrincipalMaturityInterestMarket& Poor's
AmountCORPORATE BONDS - 9.4%DateRateValueRating

$ 225,000Wells Fargo MTN01/28/975.875%$  225,022A-
225,000Caterpillar Financial MTN06/20/976.150%225,278A
99,000Blue Bell Funding05/01/9911.850%100,733B+
195,000Comcast Cellular B03/05/007.095%141,375BB-
105,000Federated Department Stores,
Inc.10/15/028.125%107,657BB-
100,000Owens Illinois Corp.12/01/0311.000%111,750BB
231,000Southland Corporation12/15/035.000%192,308BB+
90,000RJR Nabisco Inc.04/15/048.750%91,261BBB-
115,000Rogers Cable Systems LTD03/15/0510.000%123,338BB+
150,000Comcast Corporation05/15/059.375%156,375BB-
150,000Lenfest Communications11/01/058.375%145,688BB+
175,000MFS Communications Inc.01/15/068.414%129,719B
150,000Philip Morris Company02/01/066.375%141,815A
105,000National Power Corporation12/15/067.875%105,168BB
135,000Digital Equipment Corp.11/01/128.625%132,263BB+
120,000Republic of Columbia02/15/168.700%119,649BBB-
150,000Dillon Reed Structured
Finance08/15/187.430%113,340BB-
100,000Rhone-Poulenc Rorer Inc.01/05/218.620%108,560BBB+
75,000Tele-Communications06/15/229.875%79,712BBB-
205,000Paramount Communications08/01/228.250%192,795BB+
230,000Tele-Communications01/15/239.250%222,218BBB-
Total Corporate Bonds 2,966,024



Quality Income Portfolio
Investments: December 31, 1996 (Continued)

Standard
PrincipalU.S. TREASURYMaturityInterestMarket& Poor's
AmountOBLIGATIONS - 22.9%DateRateValueRating

$   1,750,000U.S. Treasury Note04/15/997.000%$
1,789,377Treasury
2,450,000U.S. Treasury Note
(1)09/30/997.125%2,517,377Treasury
1,025,000U.S. Treasury
Note02/15/057.500%1,096,751Treasury
1,485,000U.S. Treasury Bond
08/15/208.750%1,828,871Treasury
Total U.S. Treasury Obligations7,232,376




FOREIGN BONDS (Yankee) - 1.2%

250,000United Mexican States12/31/196.250%183,438BB
335,000Argentina Par Bonds03/31/235.083%211,469BB-
Total Foreign (Yankee)394,907



SHORT-TERM INVESTMENT - 34.4%
Commercial Paper:
1,000,000John Deere Credit Corp.01/02/975.420%995,333A-1
1,000,000Prudential Funding01/06/975.320%993,793A-1+
1,000,000Xerox Credit Corp.01/07/975.370%995,839A-1
1,000,000International Business
Machines01/09/975.330%993,338A-1
1,000,000General Electric Credit
Corp.01/13/975.400%994,000A-1+
1,000,000Gannett Corp.01/14/975.370%994,799A-1+
1,000,000Ford Motor Credit Corp.01/15/975.400%994,620A-1
1,000,000Weyerhaeuser Mortgage
Company01/16/975.380%997,609A-1
1,000,000Daimler Benz Corporation01/28/975.480%995,737A-1
1,000,000Beneficial Corp.12/05/975.430%994,569A-1
Other:
910,839CoreFund Treasury Reserve01/02/974.840%910,837AAA
Total Short-Term Investments (at cost)10,860,474




TOTAL INVESTMENTS (Cost $42,126,906) - 134.1%  42,380,092
Cash and receivables, less liabilities - (34.1%)
(10,768,809)
TOTAL NET ASSETS_100%$31,611,283








(1) A portion of this security has been segregated by the custodian to cover segregation requirements on open futures contracts.
Bond ratings are unaudited.
See notes to financial statements.


New York Tax-Free Income
Portfolio Investments: December 31, 1996

Standard
PrincipalCallMaturityInterestMarket& Poor's
Amount    REVENUE BONDS - 29.5% (Insuring
Agent)DateDateRateValueRating

$   5,000United Nations Development
CorporationN/A07/01/025.700%$    5,245A*
10,000Metropolitan Transportation NY Commut
(FGIC)N/A07/01/034.875%10,184AAA
10,000New York State Project Finance
AgencyN/A11/01/034.600%10,005AAA
10,000New York State Environmental
PCRN/A12/15/034.200%9,782AAA
10,000New York State Power
Authority01/01/0301/01/044.700%10,024AA-
10,000Suffolk County New YorkN/A02/01/044.700%10,006AAA
5,000New York State DormitoryN/A07/01/044.900%5,072AAA
5,000New York State Thruway Authority
(MBIA)N/A04/01/055.100%5,104AAA
10,000New York State UDC
(MBIA)04/01/0604/01/075.125%10,126AAA
Total Revenue Bonds75,548


    GENERAL OBLIGATION BONDS - 63.3% (Insuring Agent)

5,000New York City Municipal Assistance
Corp.N/A07/01/024.700%5,056A+
10,000New York CityN/A08/15/025.700%10,319BBB+
10,000Cattaraugus CountyN/A06/01/045.200%10,360AAA
10,000Marathon School District
(FGIC)N/A06/15/045.250%10,393AAA
10,000Cobleskill School District
(FGIC)N/A06/15/045.100%10,300AAA
10,000Long Beach School
DistrictN/A06/01/065.300%10,344AAA
10,000Miller PlaceN/A10/15/065.300%10,394AAA
10,000Brookhaven NY GO (FGIC)N/A11/15/025.100%10,217AAA
10,000Lancaster Town (FSA)N/A06/01/075.300%10,323AAA
10,000Hamburg NY (FGIC) CSDN/A06/01/075.300%10,348AAA
10,000Mamaroneck TownshipN/A06/15/075.000%10,138AAA*
10,000Kenmore (MBIA)N/A10/15/076.350%11,159AAA
10,000Westchester CountyN/A05/01/086.600%11,324AAA
10,000W Islip School District
(AMBAC)N/A07/15/085.700%10,536AAA
10,000Nassau County NY Gen Obligation
(FGIC)N/A05/01/095.000%9,855AAA
10,000Cohoes New York (MBIA)N/A06/01/126.500%10,996AAA
Total General Obligation Bonds162,062


OTHER - 5.9%
15,127Dreyfus New York Municipal Cash
Management3.80%01/02/9715,127
Total Other15,127


TOTAL INVESTMENTS (Cost $248,492) - 98.7%252,737
Cash and receivables, less liabilities - 1.3%3,333
TOTAL NET ASSETS - 100%$ 256,070



Bond ratings are unaudited.
*Moody's bond rating. Standard & Poor's rating not available.
See notes to financial statements.



Pennsylvania Tax-Free Income
Portfolio Investments: December 31, 1996

Standard
PrincipalCallMaturityInterestMarket& Poor's
Amount    REVENUE BONDS - 38.5% (Insuring
Agent)DateDateRateValueRating

$  750,000Northampton County PA Higher
EducationN/A09/01/976.400%$   762,170A+
245,000Philadelphia Justice Lease
(MBIA)N/A11/15/976.250%250,407AAA
900,000Wyoming Valley Sanitation
AuthorityN/A11/15/973.500%898,821AAA
500,000Philadelphia School District
(AMBAC)N/A07/01/996.700%529,495AAA
120,000Scranton - Lackawanna Health & Welfare
(MBIA)07/01/9807/01/997.250%126,550AAA
1,000,000Philadelphia Water & Sewer
AuthorityN/A08/01/997.400%1,067,090BBB
1,000,000University of Pittsburgh
(MBIA)N/A04/01/006.400%1,062,920AAA
500,000City of Philadelphia Gas Works
N/A06/15/007.400%540,925BBB
680,000Washington County-Shadyside Hosp.
(AMBAC)06/15/0012/15/007.000%747,408AAA
500,000Pennsylvania Industrial Development
AuthorityN/A01/01/016.800%547,605A-
1,000,000Manheim Central School District
(FGIC)N/A03/01/016.400%1,073,740AAA
745,000Cocalico School District
(MBIA)N/A03/01/016.400%802,022AAA
500,000Schuylkill County Redevelopment Authority
(ETM)N/A06/01/016.650%543,645AAA
750,000PA State Higher Education Authority
(MBIA)06/15/0006/15/016.800%808,095AAA
305,000Westmoreland County Municipal Authority
(MBIA)07/01/0007/01/016.800%334,161AAA
500,000Seneca Valley School District
(MBIA)07/01/9907/01/016.250%522,275AAA
1,500,000City of Philadelphia Gas
WorksN/A07/01/015.800%1,550,880BBB
750,000Harrisburg Water Authority
(FGIC)N/A07/15/016.650%814,238AAA
390,000Philadelphia Hospital Authority - St. Agnes
Med.N/A08/15/016.750%425,549AA*
1,000,000Pittsburgh Water & Sewer Authority
(FGIC)N/A09/01/016.500%1,085,450AAA
500,000Erie Prison (MBIA)N/A11/01/016.450%545,290AAA
500,000Pennsylvania Public School Auth
(MBIA)N/A04/01/026.500%546,500AAA
750,000Pennsylvania Intergovernmental Co-op
AuthorityN/A06/15/026.000%799,020AAA
200,000Delaware River Joint Toll
Authority07/01/9807/01/027.400%213,544A*
175,000Harrisburg Water
Authority07/15/0107/15/026.800%191,655AAA
400,000Berks County PA Municipal
Authority09/01/9709/01/026.300%406,736AAA
710,000Hatboro School
District09/01/9909/01/026.650%746,622AA-
1,000,000PA State Turnpike Commission
(MBIA)N/A12/01/025.450%1,043,550A
2,850,000Washington County - West Penn Power
Co.03/01/0203/01/034.950%2,814,090A
150,000Philadelphia Municipal Authority
(FGIC)04/01/9804/01/037.500%159,162AAA
590,000Allegheny County Sanitary Authority
(FGIC)06/01/9912/01/037.250%630,775AAA
370,000McKean Industrial Development
Authority04/01/0204/01/046.875%372,461BB-
840,000Montgomery County Hospital
(AMBAC)N/A06/01/044.500%815,724AAA
500,000PennsylvaniaConvention Center
(FGIC)N/A09/01/046.250%525,070BBB-
1,000,000University of
Pittsburgh06/01/9706/01/058.375%1,038,880A
850,000PA Intergovernmental Co-op Authority
(FGIC)N/A06/15/057.000%975,503AAA
1,500,000Philadelphia Waste
(FGIC)N/A06/15/055.200%1,475,820AAA
425,000Delaware County Industrial Dev
Authority12/01/0312/01/057.900%444,673A+
500,000University of Pennsylvania Health
ServicesN/A01/01/066.000%537,760AA
500,000Northern Cambria School District
(AMBAC)01/15/0001/15/077.100%538,585AAA
450,000Pennsylvania Housing Finance
Agency10/01/9710/01/077.900%463,046AA+
705,000Bucks County Water & Sewer Authority
(FGIC)N/A02/01/085.500%728,618AAA*
325,000Allegheny County Hospital Authority
(MBIA)N/A03/01/087.600%344,347AAA
1,000,000Philadelphia Hospital
Authority07/01/0507/01/0810.875%1,308,070AAA*
250,000Philadelphia Hospital Authority
(AMBAC)08/15/0008/15/087.750%278,095AAA
3,465,000Allegheny County Hospital Authority
(Escrow)N/A07/01/096.625%3,879,206AAA
280,000Pittsburgh Stadium Authority
(Escrow)N/A04/01/116.500%293,524AAA
2,500,000Grandview SaversN/A07/03/123.700%2,500,000AAA
1,000,000West View Municipal Special Obligation
(ETM)N/A11/15/149.500%1,451,370AAA
1,000,000PA State Turnpike Commission
(MBIA)06/01/1106/01/156.000%1,029,390AAA
1,000,000Harrisburg Water Authority
(FGIC)07/15/0107/15/157.000%1,103,300AAA
1,000,000Pennsylvania Convention Center
(FGIC)N/A09/01/166.700%1,136,500AAA
2,550,000Philadelphia Municipal
Authority07/15/9707/15/177.875%2,656,004AAA
400,000Washington County (ETM)N/A12/15/187.875%489,480AAA
2,200,000York City SaversN/A07/01/213.540%2,200,000AAA
400,000York City SaversN/A07/01/213.900%400,000AAA
1,000,000Pennsylvania Housing Finance
Agency10/01/0610/01/275.400%1,002,500AA+
Total Revenue Bonds50,578,316

*Moody's bond rating. Standard & Poor's rating not available.



Pennsylvania Tax-Free Income
Portfolio Investments: December 31, 1996 (Continued)

Standard
PrincipalGENERAL OBLIGATION BONDS - 41.0%
CallMaturityInterestMarket& Poor's
Amount(Insuring Agent)DateDateRateValueRating

$  690,000Allegheny County GON/A02/15/977.300%$
693,028AA
2,000,000State of PennsylvaniaN/A05/01/974.100%
2,003,200AA-
480,000Penn Manor School District (FGIC)N/A06/01/973.650%
479,899AAA
2,500,000PA Intergovernmental Co-op
AuthorityN/A06/15/974.000%2,504,850AAA
500,000Pennsylvania State University
(ETM)N/A07/01/996.300% 524,555AA-
500,000Allegheny County (MBIA)N/A04/01/006.800%537,650AAA
500,000State of
Pennsylvania11/01/9911/01/016.875%542,360AAA
500,000Allentown School District
(AMBAC)N/A11/01/016.500%540,940AAA
1,035,000Chester County08/01/0112/15/016.400%1,117,800AA*
500,000Pennsylvania State University-Ser
1993AN/A03/01/024.700%503,845AA-
1,000,000Schuylkill County
(FGIC)06/01/0106/01/026.750%1,107,300AAA
1,170,000City of Bethlehem
(AMBAC)N/A06/01/026.150%1,262,418AAA
250,000Pennsylvania State
University07/01/9907/01/026.750%269,550A1*
1,505,000Pennsylvania State University-Ser
1992AN/A08/15/025.200%1,558,247AA-
1,105,000Cornell School
DistrictN/A09/01/026.000%1,172,836A
500,000City of Bethlehem
(AMBAC)04/15/0109/01/026.750%544,205AAA
460,000Pennsylvania State University-Ser
1993AN/A03/01/034.800%464,126AA-
955,000Johnstown School District Pre
8705/01/9705/01/037.250%965,992AAA
800,000City of PhiladelphiaN/A05/15/035.125%818,712AAA
1,000,000PA Certificates of Participation
(AMBAC)N/A07/01/035.000%1,014,400AAA
1,300,000Philadelphia School District
(MBIA)N/A07/01/035.200%1,340,443AAA
1,860,000City of Philadelphia
(FGIC)N/A11/15/035.400%1,936,706AAA
2,000,000Hempfield Area School
DistrictN/A10/15/044.600%1,981,800AAA
300,000City of Philadelphia
(FGIC)N/A11/15/046.250%329,454AAA
325,000Philadelphia HospitalN/A07/01/056.150%331,458BBB+
1,700,000State of Pennsylvania
(FGIC)N/A05/15/065.375%1,754,213AAA
1,375,000Philadelphia Hospital
(MBIA)N/A07/01/065.000%1,362,708AAA
80,000Ringgold School District
(MBIA)08/01/0108/01/067.200%87,502AAA
2,160,000chartiers Valley School District
(Escrow)N/A03/01/076.150%2,329,106AAA
1,250,000North Penn School District
(Escrow)N/A03/01/076.200%1,323,888AAA*
1,575,000State ofPennsylvania
N/A07/01/076.000%1,697,110AAA
1,000,000Westmoreland County Special Oblig
(ETM)07/01/0207/01/072.000%742,230AAA
2,245,000Shaler School District
(ETM)N/A04/15/086.250%2,323,822AAA
3,500,000Reading Hospital
(MBIA)N/A10/01/085.500%3,551,135AAA
1,750,000PA Housing Finance
Authority04/01/0610/01/085.350%1,779,453AA+
500,000Allegheny County
(MBIA)04/01/0004/01/097.300%530,815AAA
1,000,000Westmoreland County Special
Oblig.(ETM)N/A07/01/109.125%1,210,820AAA
2,500,000Philadelphia Hospital
SaversN/A03/06/123.587%2,500,000AAA
580,000Pennsylvania Housing Financial
Agency04/01/0610/01/125.550%559,306AA+
1,700,000Pennsylvania State Univ
(Prerefunded)07/01/0107/01/167.000%1,902,181A*
1,000,000PA Housing Finance
Authority04/01/0610/01/165.375%1,013,410AA+
905,000Philadelphia Municipal
Auth-Prerefunded04/01/0004/01/187.800%998,296AAA
95,000Philadelphia Municipal
Auth-Prerefunded04/01/9804/01/187.800%101,147AAA
1,000,000PA Housing Finance
Authority04/01/0604/01/205.650%1,018,250AA+
2,500,000Pennsylvania Housing Finance Auth
Saver10/01/0110/01/234.160%2,500,000AA+
Total General Obligation Bonds53,831,166








*Moody's bond rating. Standard & Poor's rating not available.
Pennsylvania Tax-Free Income
Portfolio Investments: December 31, 1996 (Continued)

Standard
PrincipalZERO COUPON
DEBENTURESCallMaturityInterestMarket& Poor's
AmountAND OTHER - 19.1% (Insuring
Agent)DateDateRateValueRating
$1,000,000City of Philadelphia Gas
WorksN/A01/01/014.600%$  833,670AAA
800,000Mill Creek Township School District
(FGIC)N/A08/15/024.890%609,712AAA
400,000North Hills School
DistrictN/A07/15/044.940%276,876AAA
490,000Penn Hills (AMBAC)N/A06/01/065.290%299,684AAA
650,000Philadelphia Water & Sewer Authority
(MBIA)N/A10/01/065.450%384,794AAA
500,000Penn Hills (AMBAC)N/A12/01/065.290%297,920AAA
560,000Penn Hills (AMBAC)N/A06/01/075.390%321,793AAA
1,000,000Reading School District
(MBIA)N/A07/15/075.290%576,800AAA
500,000Reading School District
(MBIA)N/A07/15/085.540%266,145AAA
1,000,000Philadelphia Water & Sewer Authority
(MBIA)N/A10/01/085.500%528,600AAA
1,115,000Reading School District
(MBIA)N/A03/01/105.710%531,298AAA
100,000Canon School DistrictN/A03/01/105.710%47,650AAA
1,465,000Penn Hills (AMBAC)N/A12/01/105.710%669,212AAA
445,000Montour School DistrictN/A01/01/115.760%200,953AAA
500,000Northampton County - City of
EastonN/A12/01/115.760%214,335AAA
700,000Northampton County - City of
EastonN/A06/01/125.810%289,492AAA
2,500,000Westmoreland County Special Obligation
(ETM)N/A08/15/125.800%1,023,350AAA
1,080,000Northeastern York County School
DistrictN/A09/01/125.810%440,294AAA
685,000Aliquippa School DistrictN/A06/01/136.000%259,540A
2,650,000Penn Hills (AMBAC)N/A06/01/136.510%925,751NR
945,000Penn Hills (AMBAC)N/A12/01/136.510%319,722NR
585,000Aliquippa School DistrictN/A06/01/146.020%208,219A
495,000Shenandoah Valley School
DistrictN/A08/01/146.020%174,453A
1,220,000Steel Valley School
DistrictN/A11/01/146.110%417,094A
1,260,000Butler School
DistrictN/A12/01/145.910%443,785AAA
555,000Shenandoah Valley School
DistrictN/A08/01/156.020%184,338A
750,000Valley View School District
(FGIC)N/A11/15/155.960%247,575AAA
590,000Shenandoah Valley School
DistrictN/A08/01/166.020%184,676A
1,000,000McKeesport School District
FSAN/A10/01/165.960%313,520AAA
750,000Valley View School District
(FGIC)N/A11/15/165.960%233,453AAA
3,800,000Exeter School District
(FGIC)N/A05/15/175.960%1,148,626AAA
1,200,000McKeesport School District
(FSA)N/A10/01/175.960%354,756AAA
1,500,000Valley View School District
(FGIC)N/A11/15/175.960%440,280AAA
150,000Center Township Sewer Auth Ser A
(MBIA)N/A04/15/185.930%43,232AAA
3,800,000Exeter School District
(FGIC)N/A05/15/185.960%1,083,114AAA
500,000Montour School DistrictN/A07/01/185.960%145,665AAA
2,210,000Elizabeth School District
(MBIA)N/A09/01/185.740%648,458AAA
1,440,000McKeesport School District
(FSA)N/A10/01/185.960%401,429AAA
920,000Dauphin (MBIA)N/A10/01/185.930%258,097AAA
1,500,000Valley View School District
(FGIC)N/A11/15/185.960%415,170AAA
3,800,000Exeter School District
(FGIC)N/A05/15/195.960%1,021,326AAA
2,210,000Elizabeth School District
(MBIA)N/A09/01/195.760%610,093AAA
2,000,000McKeesport School District
(FSA)N/A10/01/195.960%525,740AAA
1,500,000Valley View School District
(FGIC)N/A11/15/195.960%391,485AAA
2,210,000Elizabeth School District
(MBIA)N/A09/01/205.810%569,804AAA
1,000,000McKeesport School District
(FSA)N/A10/01/206.010%245,040AAA
3,000,000Berks CountyN/A11/15/205.960%738,300AAA
2,210,000Elizabeth School District
(MBIA)N/A09/01/215.760%544,588AAA
1,010,000Mars School District
(FGIC)N/A09/01/225.960%237,239AAA
1,375,000McKeesport School District
(FSA)N/A10/01/216.010%317,556AAA
435,000Mars School District
(FGIC)N/A09/01/225.960%96,348AAA
2,210,000Elizabeth School District
(MBIA)N/A09/01/225.760%514,510AAA
2,210,000Elizabeth School District
(MBIA)N/A09/01/235,760%486,112AAA
2,210,000Mars School District
(FGIC)N/A09/01/235.960%461,581AAA
2,170,000Elizabeth School District
(MBIA)N/A09/01/245.810%444,937AAA
2,210,000Mars School District
(FGIC)N/A09/01/245.960%435,237AAA
2,210,000Mars School District
(FGIC)N/A09/01/255.960%410,419AAA
1,880,000Mars School District
(FGIC)N/A09/01/265.960%329,222AAA
Total Zero Coupon Debentures25,043,068

SHORT-TERM INVESTMENT _ .5 %
744,326CoreStates Short-Term Tax Exempt
Fund07/01/963.270%744,326AAA
Total Short-Term Investment744,326

TOTAL INVESTMENTS (Cost $126,686,748)- 99.1%130,196,876
Cash and receivables, less liabilities - .9%1,181,773
TOTAL NET ASSETS_100%$131,378,649
Bond ratings are unaudited.
See notes to financial statements. NR not rated.


Money Market Income Portfolio
Investments: December 31, 1996

Standard
PrincipalMaturityInterestMarket& Poor's
AmountCOMMERCIAL PAPER - 82.7%DateRateValueRating

$  500,000American General Finance Corp.01/06/975.31%$
499,558A-1+
500,000JP Morgan & Co.01/06/975.37%499,552 A-1+
500,000Coca Cola Co.01/07/975.45%499,622A-1+
500,000Gannett Corp.01/07/975.35%499,480A-1+
500,000Raytheon Corp.01/07/975.29%499,486 A-1+
500,000Cargill Inc.01/08/975.38%499,402A-1+
500,000General Electric Credit
Corp.01/08/975.31%499,410A-1+
500,000Prudential Funding01/08/975.37%499,403A-1+
500,000American Express Credit
Corp.01/09/975.32%499,335A-1
500,000Norwest Financial Corp.01/09/975.32%499,409A-1+
500,000Barclays US Funding01/10/975.39%499,251 A-1+
500,000John Deere Credit Corp.01/10/975.37%499,254 A-1
500,000Ford Motor Credit Corp.01/13/975.31%499,041A-1
500,000Household Financial01/13/975.32%497,500A-1
500,000Weyerhaeuser Mtg.01/14/975.38%498,954 A-1+
500,000Pitney Bowes Corp.01/15/975.36%498,883 A-1+
500,000CIT Group Holdings01/16/975.37%497,500A-1
500,000Motorola Credit Corp.01/16/975.35%498,737A-1+
500,000Monsanto Co.01/17/975.38%498,730A-1+
500,000Walt Disney Corp.01/21/975.35%498,440A-1+
500,000MetLife Funding 01/21/975.37%498,359A-1+
500,000Xerox Corp. 01/22/975.35%498,291A-1
500,000HJ Heinz Co.01/24/975.33%498,223A-1
500,000Panasonic Finance01/24/975.58%498,295A-1+
500,000US West01/24/975.38%498,207A-1+
500,000Daimler Benz01/29/975.53%497,926A-1+
500,000IBM Credit Corp.01/30/975.38%497,758A-1
500,000Commerz Banc01/31/975.50%497,632A-1+
500,000DuPont Corp.02/04/975.35%497,399A-1+
500,000Bellsouth Corp.02/13/975.50%496,639A-1+
500,000Case Equipment Corp.02/20/975.65%496,155A-
Total Commercial Paper15,455,831

OTHER - 16.3%
3,035,234CoreFund Treasury
Reserve01/02/974.840%3,035,234AAA
Total Other3,035,234

TOTAL INVESTMENTS (Cost $18,491,065) - 99.0%18,491,065
Cash and receivables, less liabilities - 1.0%185,311


TOTAL NET ASSETS_100%$18,676,376








Bond ratings are unaudited.
See notes to financial statements.


Statements of Assets and Liabilities
December 31, 1996

Portfolio
U.S.
GovernmentNew YorkPennsylvaniaMoney
SecuritiesQualityTax-FreeTax-FreeMarket
IncomeIncomeIncomeIncomeIncome
Assets
Investments at cost$56,974,195
$42,126,906$248,492$126,686,748$18,491,065


Investments at market
value$58,011,754$42,380,092$252,737$130,196,876$18,491,
065
Cash172,400
Accrued interest333,776332,8743,4381,717,44114,538
Receivable for fund shares sold29,8171,410,10512,530
Total
Assets58,375,34744,123,071256,175131,926,84718,678,003

Liabilities
Investments purchased19,407,75012,409,32893,293
Accrued expenses114,098102,460105454,9051,627
Total Liabilities19,521,84812,511,788105548,1981,627

Net
Assets$38,853,499$31,611,283$256,070$131,378,649$18,676
,376

Class A:
Shares
Outstanding3,655,9992,961,21925,17911,755,48318,676,376

Net Asset Value Per Share$10.58$10.49$10.17$11.04$1.00

Offering Price Per Share$11.11$11.01$10.68$11.59$1.00

Class C:
Shares Outstanding15,93052,266-0-149,862n/a

Net Asset Value and
  Offering Price Per Share$10.56$10.47$10.17$11.03n/a


Net Assets Consists Of:
Capital paid-in (a)
  Class
A$38,239,325$31,511,051$251,825$126,271,472$18,676,376
  Class C168,832545,176-0-1,658,481-0-
38,408,15732,056,227251,825127,929,95318,676,376
Undistributed net realized
   (loss) from
investments(585,852)(740,390)-0-(61,432)-0-
Net unrealized appreciation
   on investments1,031,194295,4464,2453,510,128-0-
$38,853,499$31,611,283$256,070$131,378,649$18,676,376






(a) At December 31, 1996, there were an unlimited number of shares of beneficial interest of $0.01 par value authorized.
See notes to financial statements.



Statements of Operations
Year ended December 31, 1996

Portfolio
U.S.
GovernmentNew YorkPennsylvaniaMoney
SecuritiesQualityTax-FreeTax-FreeMarket
IncomeIncome Income*IncomeIncome
Investment Income
Interest$  2,921,775$   2,001,368$     7,373$  7,867,257$
843,122


Expenses
Advisor fees280,365200,442958833,85878,420
Custodian fees56,02021,97828472,6138,901
Distribution and service fees56,64240,576552173,70841,102
  Class A86,13646,064112254,423-
  Class C8633,932-10,665-
Filing fees5,1453,520414,7011,679
Insurance and miscellaneous2,8622,056118,560998
Legal and auditing7,2524,9862020,7072,424
Postage and mailing6,5474,6432119,3142,327
Printing2,2951,64686,8732,895
Transfer agent fees63,11145,574223188,87223,519
Trustees fees4,6183,3611714,0281,715
Gross Expenses571,856378,7782,2101,618,322163,980

Less: fees waived and
  expenses reimbursed                    (142,619)
(145,661)     (2,210)     (523,723)       (62,460)

Net Expenses429,237233,117-0-1,094,599101,520

Net Investment
Income2,492,5381,768,2517,3736,772,658741,602


Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
investment transactions76,226446,812-0-(82,525)-0-
future contracts                              (1,349)
  (27,586)
Net unrealized appreciation
     (depreciation) of:
future contracts                            (6,365)
79,117
investments                             (1,097,224)
(776,867)4,245(2,919,813)-0-

Net realized and unrealized gain
    (loss) on investments               (1,028,712)
(278,524)4,245(3,002,338)-0-
Net Increase in Net Assets
    Resulting From Operations       $1,463,826$1,489,727$
11,618$3,770,320$741,602



*Period from April 1, 1996, (inception) to December
31,1996.
See notes to financial statements.



Statements of Changes in Net Assets

U.S. Government SecuritiesQuality
Income PortfolioIncome Portfolio
Year ended December 31Year ended December 31
1996199519961995
Operations
Net investment income$2,492,538$  3,006,793$1,768,251$
1,944,877
Net gain (loss) from investment
transactions74,8771,819,782419,226289,983
Net unrealized appreciation
(depreciation) of investments
(1,103,589)     3,505,370
(697,750)2,791,510
Net increase in net assets
resulting from
operations1,463,8268,331,9451,489,7275,026,370


Distribution to Shareholders
Dividends from net investment income
(2,492,080)      (3,005,426)          (1,767,265)
(1,965,581)
Distributions from net realized gain
from investment transactions-0-   -0--0-  -0-

Total distributions to shareholders
(2,492,080)      (3,005,426)          (1,767,265)
(1,965,581)


Capital Share Transactions
Class A:
Shares sold2,744,4554,371,4966,081,2903,549,961
Reinvested dividends1,507,3341,720,2541,145,0411,322,097
Shares redeemed
(12,256,686)      (7,581,167)           (5,559,246)
(5,254,514)
Net increase (decrease) from Class A(8,004,897)
(1,489,417)1,667,085         (382,456)
Class C:
Shares sold163,58620,500387,530253,329
Reinvested dividends
        4,72712516,606928
Shares redeemed
      (20,106)-0-               (113,217)-0-
Net increase from Class C148,20720,625290,919254,257

Increase (decrease) in net assets
(8,884,944)3,857,7271,680,4662,932,590

Net Assets
Beginning of year47,738,44343,880,71629,930,81726,998,227

End of year
  $38,853,499$47,738,443$31,611,283$29,930,817

Fund Share Transactions
Class A:
Shares sold262,020429,339586,715350,479
Reinvested dividends144,293166,074110,724130,142
Shares redeemed
 (1,167,532)        (731,101)              (537,624)
   (516,398)
Net share increase (decrease) from Class A
(761,219)        (135,688)  159,815           (35,777)

Class C:
Shares sold15,4921,92237,43724,071
Reinvested dividends454121,60988
Shares redeemed
       (1,950)-0-                (10,939)-0-
Net share increase from Class C13,9961,93428,10724,159


See notes to financial statements.


Statements of Changes in Net Assets

New York Tax-FreePennsylvania Tax-FreeMoney Market
Income Portfolio*Income PortfolioIncome Portfolio
Year ended December 31Year ended December 31Year ended
December 31
199619951996199519961995

$      7,373 N/A$   6,772,658$    6,482,752$    741,602$
   508,018
-0-                  (82,525)525,193-0--0-

4,245              (2,919,813)9,575,094-0--0-

11,6183,770,32016,583,039741,602508,018



(7,373)              (6,772,658)
(6,482,752)              (741,602)          (508,018)

-0--0-                   (435,201)-0--0-

(7,373)              (6,772,658)
(6,917,953)              (741,602)          (508,018)




270,45323,623,23730,485,67229,466,82317,131,285
6,5703,094,9483,613,031678,310461,395
(25,198)(17,787,078)              (11,926,396)
(23,510,154)      (14,566,048)
251,8258,931,10722,172,3076,634,9793,026,632

-0-1,691,259164,683n/an/a
30,933532
(228,926)-0-
-0-1,493,266165,215n/an/a

256,0707,422,03532,002,6086,634,9793,026,632


-0-123,956,61491,954,00612,041,3979,014,765

$   256,070$131,378,649$123,956,614$18,676,376$12,041,397



27,0622,141,1992,787,11829,466,82317,131,285
650281,325327,181678,310  461,395
(2,533)              (1,617,410)
(1,085,168)          (23,510,154)       (14,566,048)
25,179805,1142,029,1316,634,9793,026,632


-0-153,11414,622n/an/a
2,81447
(20,735)-0-
-0-135,19314,669n/an/a


*Period from April 1, 1996 (inception) to December 31,
1996.



Financial Highlights
For the years ended December 31, 1996, 1995,  1994, 1993,
1992, 1991, 1990, 1989, 1988, and from October 12, 1987,
(Commencement of Operations) to December 31, 1987.


U.S. Government Securities Income Portfolio Class A
For a share outstanding throughout the indicated period.
19961995199419931992  19911990198919881987
Net Asset Value: Beginning of
period$10.80$9.64$10.79$10.50$10.57$10.28$10.25$9.90$10
 .07$10.00
Investment Operations:
Net investment
income0.6030.6600.7460.8600.9070.9490.8540.8350.7940.128
Net realized and unrealized gain (loss)
on
investments(0.220)1.160(1.150)0.310(0.070)0.2900.0300.5
40(0.140)0.070
Total from Investment
Operations0.3831.820(0.404)1.1700.8371.2390.8841.3750.6
540.198

Distributions:
Dividends from net investment
income(0.603)(0.660)(0.746)(0.860)(0.907)(0.949)(0.854)
(0.835)(0.794)(0.128)
Distributions from net realized gains
on investments-0--0--0-(0.020)-0--0--0-(0.190)(0.030)-0-
Total
Distributions(0.603)(0.660)(0.746)(0.880)(0.907)(0.949)
(0.854)(1.025)(0.824)(0.128)

Net Asset Value: End of
period$10.58$10.80$9.64$10.79$10.50$10.57$10.28$10.25$9
 .90$10.07

Total Return: (excluding sales
charge)3.8%19.4%(3.8%)11.4%8.4%12.7%9.0%14.1%6.3%2.0%

Net assets, end of period ($
thousands)38,68547,71743,88150,18837,87124,5562,3721,21
41,264257
Ratio of gross expenses to average net
assets1.33%1.29%n/an/an/an/an/an/an/an/a
Ratio of net expenses to average net
assets1.00%1.00%1.00%1.00%1.05%0.71%-0--0--0-0.42%
Ratio of net investment income to average
net assets5.78%6.40%7.36%7.84%8.60%10.10%8.22%   8.12%
7.89%5.57%
Portfolio turnover
rate478.4%227.8%122.6%111.9%41.9%84.4%212.3%   274.2%
22.2%-0-




Quality Income Portfolio Class A
For a share outstanding throughout the indicated period.
19961995  19941993 1992  19911990 19891988 1987
Net Asset Value: Beginning of
period$10.59$9.52$10.70$10.55$10.55$9.66$9.75$9.83$10.0
8$10.00

Investment Operations:
Net investment
income0.5920.6860.7390.9160.8170.8250.8350.8800.8830.135
Net realized and unrealized gain (loss)
on
investments(0.100)1.070(1.170)0.410-0-0.890(0.090)0.120
(0.211)0.080
Total from Investment
Operations0.4921.756(0.431)1.3260.8171.7150.7451.0000.6
720.215

Distributions:
Dividends from net investment
income(0.592)(0.686)(0.739)(0.916)(0.817)(0.825)(0.835)
(0.880)(0.883)(0.135)
Distributions from net realized gains
on
investments-0--0-(0.009)(0.260)-0--0--0-(0.200)(0.039)-0-
Total
Distributions(0.592)(0.686)(0.748)(1.176)(0.817)(0.825)
(0.835)(1.080)(0.922)(0.135)

Net Asset Value: End of
period$10.49$10.59$9.52$10.70$10.55$10.55$9.66$9.75$9.8
3$10.08

Total Return: (excluding sales
charge)4.9%19.1%(4.2%)12.9%8.2%19.0%7.9%10.1%6.6%2.2%


Net assets, end of period ($
thousands)31,06429,67526,99827,11115,5273,5722,4721,504
1,246284
Ratio of gross expenses to average net
assets1.22%1.29%n/an/an/an/an/an/an/an/a
Ratio of net expenses to average net
assets0.75%0.78%0.38%0.45%0.31%0.10%0.05%-0-0.03%0.28%
Ratio of net investment income to average
     net
assets5.74%6.77%7.30%8.32%7.88%8.24%8.84%8.86%8.82%6.45%
Portfolio turnover
rate525.0%239.2%163.8%337.6%316.6%189.6%170.1%252.4%142
 .1%-0-




See notes to financial statements.



Financial Highlights
For the years ended December 31, 1996, 1995, 1994, 1993,
1992, 1991, 1990, 1989, 1988, and from October 12, 1987
(Commencement of Operations) to December 31, 1987.


Pennsylvania Tax-Free Income Portfolio Class A
For a share outstanding throughout the indicated period.
19961995199419931992  19911990198919881987
Net Asset Value: Beginning of
period$11.31$10.31$11.40$10.93$10.71$10.29$10.34$10.16 $
9.95$10.00

Investment Operations:
Net investment
income0.5800.6420.6180.6020.6420.6690.6960.7180.7490.117
Net realized and unrealized gain (loss)
on investments(0.270)1.040(1.090)0.4700.2200.450
(0.010)0.1800.210(0.050)
Total from Investment
Operations0.3101.682(0.472)1.0720.8621.1190.6860.8980.9
590.067

Distributions:
Dividends from net investment
income(0.580)(0.642)(0.618)(0.602)(0.642)
(0.669)(0.696)(0.718)(0.749)(0.117)
Distributions from net realized gains
on investments-0-(0.04)         -0-        -0-  -0-
 (0.030)(0.040)      -0-      -0-       -0-
Total Distributions(0.580)(0.682)(0.618)(0.602)(0.642)
(0.699)(0.736)(0.718)(0.749)(0.117)

Net Asset Value: End of
period$11.04$11.31$10.31$11.40$10.93$10.71$10.29$10.34$
10.16$ 9.95

Total Return: (excluding sales charge)
2.9%16.7%(4.2%)10.0%8.3%11.3%7.0%9.1%10.0%0.7%

Net assets, end of period ($
thousands)129,726123,79191,95489,89763,38644,81723,8801
9,2438,645368
Ratio of gross expenses to average net
assets1.25%1.30%n/an/an/an/an/an/an/an/a
Ratio of net expenses to average net
assets0.85%0.85%0.79%0.65%0.50%0.32%0.31%0.20%
-0-0.26%
Ratio of net investment income to average
net
assets5.29%5.84%5.71%5.31%5.93%6.33%6.84%6.92%7.40%6.38%
Portfolio turnover rate24.3%10.0%15.3%1.0%1.3%22.2%33.3%
     -0-      -0-       -0-



Money Market Income Portfolio Class A
For a share outstanding through the indicated period.
19961995199419931992  19911990198919881987
Net Asset Value: Beginning of period$  1.00$ 1.00$ 1.00$
1.00$ 1.00$ 1.00$ 1.00$ 1.00$1.00$ 1.00
Investment Operations:
Net investment
income0.0470.0520.0360.0250.0300.0550.0750.0860.0750.014
Net realized and unrealized gain
on investments-0--0--0--0--0--0--0--0--0--0-
Total from Investment Operations0.047
0.0520.0360.0250.0300.0550.0750.0860.0750.014

Distributions:
Dividends from net investment
income(0.047)(0.052)(0.036)(0.025)(0.030)(0.055)(0.075)
(0.086)(0.075)(0.014)
Distributions from net realized gains
on investments-0--0--0--0--0--0--0--0--0--0-
Total
Distributions(0.047)(0.052)(0.036)(0.025)(0.030)(0.055)
(0.075)(0.086)(0.075)(0.014)

Net Asset Value: End of period$  1.00$ 1.00$ 1.00$ 1.00$
1.00$ 1.00$ 1.00$ 1.00$ 1.00$ 1.00


Total Return: (excluding sales
charge)4.8%5.3%3.7%2.5%3.1%5.6%7.8%9.0%7.7%1.4%


Net assets, end of period ($
thousands)18,67612,0419,0155,5696,46910,44712,58711,076
6,233909
Ratio of gross expenses to average net
assets1.04%1.14%n/an/an/an/an/an/an/an/a
Ratio of net expenses to average net
assets0.65%0.65%0.65%0.65%0.65%0.65%0.65%0.60%-0-0.03%
Ratio of net investment income to average net assets4.72%5.19%3.76%2.50%3.06%5.51%7.46%8.59%7.91%6.98%
Portfolio turnover raten/an/an/an/an/an/an/an/an/an/a




See notes to financial statements.


Financial Highlights

Class C: For the year ended December 31, 1996, and from
November 15, 1995, (commencement of operations) to
December 31, 1995.
For a share outstandingClass AClass C (1)

throughout the indicated period.U.S.
New YorkGovernmentPennsylvania
Tax-FreeSecuritiesQualityTax-Free
Income (c)IncomeIncomeIncome
19961996  1995  1996   19951996   1995

Net Asset Value: Beginning of
period$10.00$10.80$10.65$10.59$10.47$ 11.31$11.22


Investment Operations:

Net investment income0.3460.5180.0660.5040.0820.4920.064

Net realized and unrealized gain
  (loss) on
investments0.170(0.240)0.150(0.120)0.120(0.280)0.130

        Total from Investment
Operations0.5160.2780.2160.3840.2020.2120.194

Distributions:

Dividends from net investment income
(0.346)(0.518)(0.066)(0.504)(0.082)(0.492)(0.064)

Distributions from net realized gains
  on investments-0--0-     -0--0-     -0--0-(0.040)
                             Total Distributions
(0.346)(0.518)(0.066)(0.504)(0.082)(0.492)(0.104)

Net Asset Value: End of
period$10.17$10.56$10.80$10.47$10.59  $11.03$11.31

Total Return: (excluding sales charge)
5.1%2.6%n/a(b)3.7%n/a(b)1.9%n/a(b)

Net assets, end of period ($ thousands)        256
168          21         547     256   1,653         166

Ratio of gross expenses to average net assets
1.08%1.97%n/a(b)1.96%n/a(b)2.05%n/a(b)

Ratio of net expenses to average net
assets-0-1.64%n/a(b)1.49%n/a(b)1.64%n/a(b)

Ratio of net investment income
  to average net assets
3.59%5.13%n/a(b)5.00%n/a(b)4.49%n/a(b)

Portfolio turnover rate (a)
18.7%478.4%227.8%525.0%239.2%24.3%10.0%



(1)Effective November 15, 1995, the Fund commenced offering Class C shares. All capital shares issued and outstanding as of November 15, 1995 were reclassified as Class A shares.
(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(b) Ratios not meaningful due to short period of operation of Class C shares.
(c) New York Tax-Free Fund commenced operations on April
1, 1996, accordingly all financial information is for the nine month period ended December 31, 1996.





See notes to financial statements.

Notes to Financial Statements

Note A_General
The William Penn Interest Income Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company and operates as a series fund currently offering five portfolios with distinct investment objectives and policies. The U.S. Government Securities Income Portfolio seeks to provide a high level of current income from investments in obligations of the U.S. Government and its agencies and instrumentalities, consistent with the preservation of capital and the maintenance of liquidity.
The Quality Income Portfolio seeks to provide the highest level of current income available from investment grade corporate bonds and other fixed-income securities, consistent with the preservation of capital and the maintenance of liquidity. The New York and Pennsylvania
Tax-Free Income Portfolios seek to provide a high level of current income exempt from Federal income taxes, New
York and Pennsylvania income and personal property taxes, respectively, without assuming any undue risk to income or principal. The Money Market Income Portfolio seeks to maximize current income available from investments in a variety of specific short-term instruments, consistent with the preservation of capital and the maintenance of liquidity.

Note B_Significant Accounting Policies
Portfolio Valuation: In the Money Market Portfolio, the assets are valued at amortized cost, which approximates market value. Bonds and other fixed income securities are valued on the basis of prices provided by a pricing service or the sub-advisor when such prices are believed to reflect the fair market value for such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Certain mortgage-backed securities, which are priced by the pricing service, are discounted to reflect a liquidation value based on the relative size of the pool using procedures approved by the Board of Directors.
The discount is not material. Short-term instruments
(with remaining maturities of sixty days or less) are valued at amortized cost, which approximates market value.
Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis for both financial reporting and federal income tax purposes. In computing investment income, premiums are amortized over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Discounts are accreted over the life of the security. Forward foreign currency exchange contracts are obligations to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Contracts are recorded at market value.
Realized gains and losses arising from such transactions are included in net realized gain (loss) from investment transactions. Risks associated with such contracts include movement in the value of such currency relative to the U.S. dollar and the ability of the counterparty to perform. Futures contracts are marked to market daily and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market for federal income tax purposes at fiscal year-end. Foreign denominated assets and forward currency contracts may involve risks not typically associated with domestic transactions, including: unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability. The use of futures contracts may involve other risks such as the possibility of an illiquid market or imperfect correlation between the value of the contracts and the underlying securities.


Notes to Financial Statements (continued)

Transactions with Shareholders: Transactions of fund shares are recorded on the trade date. Each portfolio declares a daily dividend from investment income, which is paid monthly.
Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and all realized net gain from investment transactions to its shareholders. Accordingly, no provision has been made for federal income taxes and the Fund will not be subject to a federal excise tax. Each portfolio is treated as a separate entity for determining such qualification.
Estimates: The preparation of financial statements in comformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Other: The fund accounts separately for the assets, liabilities and operations of each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses that are applicable to all portfolios are allocated based on average net asset value.
Note C_Investment Advisory Fee and Other Transactions
With Affiliates
The Investment Advisory Agreement with Penn Square
Management Corporation provides that each Portfolio pays the Advisor a monthly fee based on a percent of the total net assets of the portfolio at the following annual percentages:
Pennsylvania Tax-Free Income Portfolio.65%
New York Tax-Free Income Portfolio.65%
Money Market Income Portfolio.50%
Quality Income Portfolio.65%
U.S. Government Securities Income Portfolio.65%
The Fund has entered into a Distribution Agreement with Penn Square Management Corporation and has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay annually up to .25% for Class A and 1.00% for Class C of the average daily net assets to securities dealers who are dealers of record with respect to Fund shares, for services provided in connection with maintenance of shareholder accounts.
Penn Square Management Corporation is also the Transfer and Dividend Disbursing Agent for the Fund and provides these services at cost.
The Declaration of the Trust provides that each Trustee of the Fund who is not affiliated with Penn Square
Management Corporation shall receive a quarterly fee of $1,000 and reimbursement for their out-of-pocket expenses incurred as Trustee.
The Advisor may, at its discretion, reimburse the respective portfolios for expenses incurred. For the year ended December 31, 1996, the Advisor reimbursed/waived the Fund, in aggregate, for expenses of $876,673.
For the year ended December 31, 1996, Penn Square
Management Corporation received an aggregate of approximately $9,000 and $101,000 in Commission and Underwriting fees, respectively, for sales of shares in the New York Tax-Free Income, Pennsylvania Tax-Free
Income, Quality Income and U.S. Government Securities
Income portfolios. The Money Market Income portfolio imposes no sales charge and therefore no fees are collected from transactions in this portfolio.


Notes to Financial Statements (continued)

Note D_Securities Transactions
The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended December 31, 1996:
Cost ofProceeds
PortfolioPurchasesfrom Sales
Pennsylvania Tax-Free Income$59,133,730$29,360,359
New York Tax-Free Income268,44835,329
Quality Income154,217,596151,893,324
U.S. Government Securities Income199,396,953205,153,862

At December 31, 1996, unrealized appreciation
(depreciation) for each portfolio was as follows:
                                    Gross       Gross           Net
           Portfolio            Appreciation (Depreciation) Appreciation
Pennsylvania Tax-Free Income     $4,657,180    $(1,147,052)  $3,510,128
New York Tax-Free Income              4,245             -0-       4,245
Quality Income                      452,177       (156,731)     295,446
U.S. Government Securities Income 1,209,550       (178,356)   1,031,194

At December 31, 1996, the cost of investments owned was the same for financial reporting and federal income tax purposes.

The following portfolios have capital loss carryforwards at December 31, 1996 which may be carried forward and applied against future capital gains; U.S. Government
Securities Income, $499,405; Quality Income, $885,440;
and Pennsylvania Tax-Free Income, $84,950. These carryforwards begin to expire in the year 2002.

Report of Independent Auditors

Trustees and Shareholders
William Penn Interest Income Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the William Penn Interest Income Fund (comprising, U.S.
Government Securities Income, Quality Income, New York
Tax-Free Income, Pennsylvania Tax-Free Income, and Money
Market Income Portfolios) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the William Penn Interest Income
Fund as of December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


Reading, Pennsylvania
January 22, 1997


SHAREHOLDER SERVICES:
610-670-1031
800-523-8440
610-670-0620 FAX
P.O. Box 1419
Reading, Pennsylvania 19603

Overnight Mail:
2650 Westview Drive
Wyomissing, PA 19610
E-Mail:wpf@wmpenn.com





    SIGNATURES

    Pursuant to the requirements of the Securities Act of 1993 and the investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, on the 5th day of March, 1997.

    PENN SQUARE MUTUAL FUND
    By: [sig]
       James E. Jordan, President

    Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration has been signed below by the following persons in the capacities and on the date indicated. Each of the persons whose signature appears below hereby authorizes James E. Jordan, President of the Registrant, to execute in the name of each person and to file all amendments to this Registration Statement as the Registrant deems appropriate and appoints such person as his attorney-in-fact to sign on his behalf individually and in each capacity stated below and to file all amendments and post-effective amendments to this Registration Statement.


    SIGNATURE                  TITLE             DATE

    [sig]
    James E. Jordan            President,        March 5, 1997
                               principal
                               executive
                               officer and
                               Trustee

    [sig]
    Dennis J. Westley          V.President       March 5, 1997
                               and Treasurer


    Lee D. Arning              Trustee

    [sig]
    Gail M. Harrity            Trustee           March 5, 1997


    Paul J. Lawler             Trustee

    [sig]
    Emmett M. Murphy           Trustee           March 5, 1997

    [sig]
    John D. Tenhula            Trustee           March 5, 1997


    Ferdinand Thun             Trustee